Quarterly Holdings Report
for

Fidelity® Global ex U.S. Index Fund

July 31, 2020

GUX-QTLY-0920
1.929356.108

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
		Shares	Value
Argentina - 0.0%
Telecom Argentina SA Class B sponsored ADR		22,271	$194,203
YPF SA Class D sponsored ADR		45,420	282,967

TOTAL ARGENTINA			477,170

Australia - 4.2%
Afterpay Ltd. (a)		55,380	2,711,870
AGL Energy Ltd.		166,081	1,972,072
AMP Ltd. (a)		875,259	916,107
Ampol Ltd.		65,865	1,236,665
APA Group unit		306,548	2,409,145
Aristocrat Leisure Ltd.		148,925	2,785,538
ASX Ltd.		50,159	2,961,853
Aurizon Holdings Ltd.		511,484	1,626,162
Australia & New Zealand Banking Group Ltd.		735,525	9,341,683
BHP Billiton Ltd.		764,129	20,118,640
BlueScope Steel Ltd.		134,338	1,073,991
Brambles Ltd.		399,852	3,079,569
Cimic Group Ltd.		25,086	384,979
Coca-Cola Amatil Ltd.		128,701	752,155
Cochlear Ltd.		16,677	2,266,449
Coles Group Ltd.		345,819	4,489,269
Commonwealth Bank of Australia		458,876	23,342,490
Computershare Ltd.		124,038	1,190,152
Crown Ltd.		95,305	609,411
CSL Ltd.		117,739	22,720,442
DEXUS Property Group unit		286,599	1,742,513
Evolution Mining Ltd.		423,632	1,785,717
Fortescue Metals Group Ltd.		439,044	5,461,082
Goodman Group unit		425,564	5,147,468
Insurance Australia Group Ltd.		599,578	2,180,396
Lendlease Group unit		170,103	1,379,367
Macquarie Group Ltd.		87,488	7,718,841
Magellan Financial Group Ltd.		33,555	1,466,211
Medibank Private Ltd.		722,853	1,456,367
Mirvac Group unit		1,033,889	1,543,804
National Australia Bank Ltd.		828,774	10,346,482
Newcrest Mining Ltd.		209,582	5,267,708
Northern Star Resources Ltd.		193,020	2,131,983
Orica Ltd.		106,774	1,318,962
Origin Energy Ltd.		459,229	1,761,876
Qantas Airways Ltd.		232,120	535,657
QBE Insurance Group Ltd.		376,448	2,636,445
Ramsay Health Care Ltd.		46,639	2,065,250
realestate.com.au Ltd.		13,473	1,044,205
Rio Tinto Ltd.		96,302	7,017,902
Santos Ltd.		463,822	1,746,360
Scentre Group unit		1,365,881	1,990,742
SEEK Ltd.		85,423	1,322,530
Sonic Healthcare Ltd.		116,431	2,670,211
South32 Ltd.		1,283,643	1,889,223
SP AusNet		484,072	615,605
Stockland Corp. Ltd. unit		628,823	1,433,148
Suncorp Group Ltd.		328,254	2,005,155
Sydney Airport unit		281,269	1,050,982
Tabcorp Holdings Ltd.		513,840	1,306,922
Telstra Corp. Ltd.		1,076,568	2,576,666
The GPT Group unit		512,169	1,419,766
TPG Telecom Ltd. (a)		94,375	542,107
Transurban Group unit		708,137	6,986,872
Treasury Wine Estates Ltd.		189,670	1,463,505
Tuas Ltd. (a)		2,187	1,102
Vicinity Centres unit		984,271	917,692
Washington H. Soul Pattinson & Co. Ltd.		27,271	380,908
Wesfarmers Ltd.		293,750	9,769,434
Westpac Banking Corp.		936,607	11,247,503
WiseTech Global Ltd.		35,746	527,375
Woodside Petroleum Ltd.		243,844	3,486,029
Woolworths Group Ltd.		327,109	9,039,633

TOTAL AUSTRALIA			234,386,348

Austria - 0.1%
Andritz AG		18,709	627,650
Erste Group Bank AG		73,041	1,626,130
OMV AG		38,959	1,226,228
Raiffeisen International Bank-Holding AG (a)		40,342	691,428
Verbund AG		17,360	910,808
Voestalpine AG		31,987	706,294

TOTAL AUSTRIA			5,788,538

Bailiwick of Jersey - 0.4%
Experian PLC		235,332	8,220,175
Ferguson PLC		58,327	5,141,728
Glencore Xstrata PLC		2,592,486	5,933,050
Polymetal International PLC		59,880	1,497,887
WPP PLC		321,097	2,381,350

TOTAL BAILIWICK OF JERSEY			23,174,190

Belgium - 0.6%
Ageas		46,676	1,751,177
Anheuser-Busch InBev SA NV		197,629	10,731,880
Colruyt NV		14,080	821,979
Elia System Operator SA/NV		7,831	850,501
Galapagos Genomics NV (a)		10,950	2,033,640
Groupe Bruxelles Lambert SA		29,479	2,559,911
KBC Groep NV		64,813	3,695,401
Proximus		38,670	797,604
Sofina SA		4,058	1,137,669
Solvay SA Class A		19,030	1,480,827
Telenet Group Holding NV		11,813	459,199
UCB SA		32,830	4,209,458
Umicore SA		51,104	2,404,306

TOTAL BELGIUM			32,933,552

Bermuda - 0.4%
Alibaba Health Information Technology Ltd. (a)		938,000	2,589,990
Alibaba Pictures Group Ltd. (a)		2,990,000	416,655
Beijing Enterprises Water Group Ltd.		1,236,000	524,682
Brilliance China Automotive Holdings Ltd.		810,000	828,781
Cheung Kong Infrastructure Holdings Ltd.		176,500	920,042
China Gas Holdings Ltd.		682,400	2,051,523
China Oriental Group Co. Ltd. (H Shares)		107	31
China Resource Gas Group Ltd.		236,000	1,163,207
Cosco Shipping Ports Ltd.		438,226	228,434
Credicorp Ltd. (United States)		17,756	2,258,031
Dairy Farm International Holdings Ltd.		86,026	369,623
GOME Electrical Appliances Holdings Ltd. (a)(b)		2,462,104	355,800
Haier Electronics Group Co. Ltd.		336,000	1,471,864
Hongkong Land Holdings Ltd.		307,722	1,172,174
Jardine Matheson Holdings Ltd.		57,102	2,335,317
Jardine Strategic Holdings Ltd.		58,692	1,182,361
Kerry Properties Ltd.		165,000	392,578
Kunlun Energy Co. Ltd.		988,000	826,064
Luye Pharma Group Ltd. (c)		465,500	293,704
Nine Dragons Paper (Holdings) Ltd.		406,000	424,843
NWS Holdings Ltd.		414,871	321,178
Shenzhen International Holdings Ltd.		284,018	463,206

TOTAL BERMUDA			20,590,088

Brazil - 1.2%
Ambev SA		1,224,500	3,262,798
Atacadao Distribuicao Comercio e Industria Ltda		100,800	433,611
B2W Companhia Global do Varejo (a)		55,577	1,271,232
B2W Companhia Global do Varejo rights 8/25/20 (a)		3,684	4,944
Banco Bradesco SA		336,003	1,335,239
Banco do Brasil SA		226,800	1,459,958
Banco Santander SA (Brasil) unit		103,800	594,757
BB Seguridade Participacoes SA		183,100	976,828
BM&F BOVESPA SA		533,666	6,490,069
BR Malls Participacoes SA		220,040	417,593
Brasil Foods SA (a)		145,200	576,174
BTG Pactual Participations Ltd. unit		58,200	964,171
CCR SA		308,200	883,855
Centrais Eletricas Brasileiras SA (Electrobras)		129,180	914,763
Cielo SA		309,971	319,089
Companhia Brasileira de Distribuicao Grupo Pao de Acucar		41,000	558,032
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		87,100	1,016,004
Companhia Siderurgica Nacional SA (CSN)		193,900	455,334
Cosan SA Industria e Comercio		42,200	731,303
CPFL Energia SA		57,900	348,518
Drogasil SA		56,900	1,353,632
Energisa SA unit		46,200	435,293
ENGIE Brasil Energia SA		51,350	454,482
Equatorial Energia SA		231,800	1,134,438
Hapvida Participacoes e Investimentos SA (c)		57,400	716,764
Hypermarcas SA		97,700	676,486
IRB Brasil Resseguros SA		182,700	279,134
IRB Brasil Resseguros SA rights 8/12/20 (a)		65,660	12,587
JBS SA		289,300	1,194,568
Klabin SA unit		176,100	697,439
Kroton Educacional SA		459,152	728,792
Localiza Rent A Car SA		160,980	1,571,365
Lojas Renner SA		209,118	1,648,795
Magazine Luiza SA		189,438	2,930,968
Multiplan Empreendimentos Imobiliarios SA		72,666	294,478
Natura & Co. Holding SA		199,549	1,799,424
Notre Dame Intermedica Participacoes SA (a)		127,200	1,627,871
Petrobras Distribuidora SA		193,900	843,763
Petroleo Brasileiro SA - Petrobras (ON)		963,909	4,194,484
Porto Seguro SA		24,400	252,721
Rumo SA (a)		289,300	1,232,279
Sul America SA unit		74,447	723,555
Suzano Papel e Celulose SA (a)		138,417	1,114,437
TIM Participacoes SA		216,100	652,457
Ultrapar Participacoes SA		195,100	708,360
Vale SA		959,645	11,168,310
Weg SA		217,950	2,813,916

TOTAL BRAZIL			64,275,070

Canada - 6.4%
Agnico Eagle Mines Ltd. (Canada)		62,119	4,933,068
Air Canada (a)		37,825	426,694
Algonquin Power & Utilities Corp.		152,859	2,108,951
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		225,403	7,833,446
AltaGas Ltd.		71,494	895,643
ATCO Ltd. Class I (non-vtg.)		20,320	632,303
B2Gold Corp.		273,030	1,891,611
Bank of Montreal		166,344	9,100,518
Bank of Nova Scotia		315,092	12,940,543
Barrick Gold Corp. (Canada)		461,506	13,337,487
Bausch Health Cos., Inc. (Canada) (a)		84,479	1,544,582
BCE, Inc.		40,972	1,717,860
BlackBerry Ltd. (a)		134,544	637,840
Brookfield Asset Management, Inc. (Canada) Class A		347,299	11,216,660
CAE, Inc.		68,438	1,021,371
Cameco Corp.		105,795	1,075,761
Canadian Apartment Properties (REIT) unit		21,477	778,781
Canadian Imperial Bank of Commerce		115,824	8,018,485
Canadian National Railway Co.		185,097	18,080,624
Canadian Natural Resources Ltd.		307,106	5,417,832
Canadian Pacific Railway Ltd.		35,486	9,759,213
Canadian Tire Ltd. Class A (non-vtg.)		15,290	1,409,655
Canadian Utilities Ltd. Class A (non-vtg.)		33,786	866,689
CCL Industries, Inc. Class B		39,816	1,324,574
Cenovus Energy, Inc. (Canada)		277,745	1,235,851
CGI Group, Inc. Class A (sub. vtg.) (a)		62,654	4,475,052
CI Financial Corp.		54,598	750,419
Constellation Software, Inc.		5,239	6,196,957
Cronos Group, Inc. (a)(b)		49,049	321,513
Dollarama, Inc.		76,785	2,807,816
Emera, Inc.		62,825	2,614,875
Empire Co. Ltd. Class A (non-vtg.)		43,963	1,129,394
Enbridge, Inc.		525,451	16,817,413
Fairfax Financial Holdings Ltd. (sub. vtg.)		7,010	2,196,392
First Capital Realty, Inc. unit		31,599	320,366
First Quantum Minerals Ltd.		154,677	1,307,211
Fortis, Inc.		120,524	4,908,421
Franco-Nevada Corp.		48,983	7,829,527
George Weston Ltd.		20,453	1,544,836
Gildan Activewear, Inc.		51,137	907,482
Great-West Lifeco, Inc.		73,846	1,305,516
Hydro One Ltd. (c)		86,624	1,845,719
iA Financial Corp, Inc.		27,500	965,564
IGM Financial, Inc.		21,462	527,637
Imperial Oil Ltd.		69,242	1,082,997
Intact Financial Corp.		37,167	4,057,861
Inter Pipeline Ltd.		108,372	1,015,393
Keyera Corp.		55,657	846,001
Kinross Gold Corp. (a)		326,053	3,042,788
Kirkland Lake Gold Ltd.		70,790	3,865,981
Loblaw Companies Ltd.		47,286	2,453,174
Lundin Mining Corp.		170,273	953,412
Magna International, Inc. Class A (sub. vtg.)		75,629	3,495,607
Manulife Financial Corp.		505,596	6,775,504
Metro, Inc. Class A (sub. vtg.)		66,788	2,929,906
National Bank of Canada		87,338	4,123,525
Nutrien Ltd.		148,746	4,844,004
Onex Corp. (sub. vtg.)		23,037	1,024,020
Open Text Corp.		71,272	3,208,025
Pan American Silver Corp.		55,192	2,061,973
Parkland Corp.		39,816	1,048,423
Pembina Pipeline Corp.		142,286	3,457,695
Power Corp. of Canada (sub. vtg.)		147,771	2,622,357
Quebecor, Inc. Class B (sub. vtg.)		47,803	1,090,641
Restaurant Brands International, Inc. (b)		62,209	3,513,465
Restaurant Brands International, Inc.		11,365	642,350
RioCan (REIT)		41,268	460,913
Ritchie Bros. Auctioneers, Inc.		29,365	1,357,702
Rogers Communications, Inc. Class B (non-vtg.)		92,379	3,772,542
Royal Bank of Canada		369,634	25,498,661
Saputo, Inc.		64,930	1,589,014
Shaw Communications, Inc. Class B		122,677	2,243,896
Shopify, Inc. Class A (a)		27,115	27,728,982
Smart (REIT)		19,121	289,502
Sun Life Financial, Inc.		153,052	5,965,766
Suncor Energy, Inc.		397,157	6,247,413
TC Energy Corp.		243,691	11,107,048
Teck Resources Ltd. Class B (sub. vtg.)		125,386	1,270,289
TELUS Corp.		111,019	1,925,396
The Toronto-Dominion Bank		470,420	20,815,852
Thomson Reuters Corp.		45,686	3,187,736
TMX Group Ltd.		14,930	1,526,160
Wheaton Precious Metals Corp.		116,157	6,301,937
WSP Global, Inc.		29,620	1,859,971
Yamana Gold, Inc.		252,513	1,640,123

TOTAL CANADA			359,922,157

Cayman Islands - 7.8%
3SBio, Inc. (a)(c)		325,000	395,017
51job, Inc. sponsored ADR (a)		6,707	455,271
58.com, Inc. ADR (a)		25,022	1,385,468
AAC Technology Holdings, Inc.		188,500	1,486,128
Agile Property Holdings Ltd.		284,000	360,208
Airtac International Group		32,000	669,164
AK Medical Holdings Ltd. (c)		98,000	286,402
Alibaba Group Holding Ltd. sponsored ADR (a)		487,365	122,338,350
Anta Sports Products Ltd.		280,000	2,655,381
ASM Pacific Technology Ltd.		81,800	919,291
Autohome, Inc. ADR Class A		15,582	1,365,762
Baidu.com, Inc. sponsored ADR (a)		71,252	8,507,489
Baozun, Inc. sponsored ADR (a)		11,158	469,305
BeiGene Ltd. ADR (a)		10,447	2,183,423
Best, Inc. ADR (a)		50,990	214,668
Bilibili, Inc. ADR (a)		25,819	1,125,192
Bosideng International Holdings Ltd.		836,000	241,622
Budweiser Brewing Co. APAC Ltd. (c)		453,700	1,644,965
Chailease Holding Co. Ltd.		316,476	1,320,357
Cheung Kong Property Holdings Ltd.		668,716	3,714,466
China Aoyuan Group Ltd.		299,000	376,533
China Conch Venture Holdings Ltd.		420,500	1,806,724
China East Education Holdings Ltd. (c)		137,000	321,717
China Education Group Holdings Ltd.		150,000	284,505
China Feihe Ltd. (c)		225,000	432,564
China Hongqiao Group Ltd.		417,000	239,429
China Huishan Dairy Holdings Co. Ltd. (a)(d)		397,000	10,757
China Liansu Group Holdings Ltd.		276,000	532,748
China Literature Ltd. (a)(c)		77,400	508,823
China Medical System Holdings Ltd.		349,000	422,837
China Mengniu Dairy Co. Ltd.		713,000	3,344,071
China Overseas Property Holdings Ltd.		330,000	344,464
China Resources Cement Holdings Ltd.		636,000	869,850
China Resources Land Ltd.		824,634	3,436,729
China State Construction International Holdings Ltd.		499,250	295,029
China Yuhua Education Corp. Ltd. (c)		294,000	284,126
CIFI Holdings Group Co. Ltd.		820,696	737,009
CK Hutchison Holdings Ltd.		701,216	4,573,561
Country Garden Holdings Co. Ltd.		1,962,906	2,520,020
Country Garden Services Holdings Co. Ltd.		351,000	2,117,241
Ctrip.com International Ltd. ADR (a)		123,433	3,357,378
Dali Foods Group Co. Ltd. (c)		505,500	308,506
ENN Energy Holdings Ltd.		204,300	2,475,229
Evergrande Real Estate Group Ltd. (b)		485,000	1,361,076
Future Land Development Holding Ltd.		536,000	508,316
GDS Holdings Ltd. ADR (a)		20,684	1,660,718
Geely Automobile Holdings Ltd.		1,524,000	3,205,192
Genscript Biotech Corp. (a)		264,000	572,262
Greentown Service Group Co. Ltd.		368,000	503,310
GSX Techedu, Inc. ADR (a)(b)		20,260	1,805,571
Haidilao International Holding Ltd. (c)		210,000	965,963
Haitian International Holdings Ltd.		159,000	365,994
Hansoh Pharmaceutical Group Co. Ltd. (a)(c)		132,000	570,559
Hengan International Group Co. Ltd.		171,000	1,435,241
Huazhu Group Ltd. ADR		35,037	1,202,820
Hutchison China Meditech Ltd. sponsored ADR (a)		17,759	481,624
HUYA, Inc. ADR (a)		15,934	387,515
Innovent Biologics, Inc. (a)(c)		244,000	1,495,426
iQIYI, Inc. ADR (a)(b)		58,497	1,234,287
JD.com, Inc. sponsored ADR (a)		220,631	14,074,051
Kaisa Group Holdings Ltd.		592,000	262,761
Kingboard Chemical Holdings Ltd.		179,500	524,583
Kingboard Laminates Holdings Ltd.		274,000	307,929
Kingdee International Software Group Co. Ltd.		612,000	1,689,844
Kingsoft Corp. Ltd.		218,000	1,109,647
Koolearn Technology Holding Ltd. (a)(c)		59,000	273,293
KWG Property Holding Ltd.		314,500	559,991
Lee & Man Paper Manufacturing Ltd.		319,000	196,332
Li Ning Co. Ltd.		544,500	1,752,871
Lijun International Pharmaceutical Holding Ltd.		392,000	247,330
Logan Property Holdings Co. Ltd.		340,000	588,726
Longfor Properties Co. Ltd. (c)		457,000	2,258,377
Meituan Dianping Class B (a)		922,300	22,836,454
Melco Crown Entertainment Ltd. sponsored ADR		55,631	915,686
Momo, Inc. ADR		38,351	708,343
NetEase, Inc. ADR		21,179	9,708,877
New Oriental Education & Technology Group, Inc. sponsored ADR (a)		37,021	5,190,344
NIO, Inc. sponsored ADR (a)(b)		234,483	2,799,727
Noah Holdings Ltd. sponsored ADR (a)		8,485	258,538
Pinduoduo, Inc. ADR (a)		66,794	6,131,689
Ping An Healthcare and Technology Co. Ltd. (a)(c)		97,800	1,670,738
Sands China Ltd.		631,200	2,443,260
Semiconductor Manufacturing International Corp. (a)		860,100	3,367,687
Shenzhou International Group Holdings Ltd.		214,700	2,562,449
Shimao Property Holdings Ltd.		316,000	1,339,380
Shui On Land Ltd.		782,500	116,108
Silergy Corp.		19,000	1,135,652
SINA Corp. (a)		15,917	642,251
Sino Biopharmaceutical Ltd.		2,699,250	3,517,596
SOHO China Ltd. (a)		521,500	193,789
Sunac China Holdings Ltd.		661,000	3,112,976
Sunny Optical Technology Group Co. Ltd.		184,700	3,476,992
TAL Education Group ADR (a)		99,449	7,773,928
Tencent Holdings Ltd.		1,486,800	101,991,828
Tencent Music Entertainment Group ADR (a)		95,138	1,535,527
Tingyi (Cayman Islands) Holding Corp.		524,000	976,293
Tongcheng-Elong Holdings Ltd. (a)		215,600	395,576
Topsports International Holdings Ltd. (c)		345,000	414,874
Towngas China Co. Ltd.		6,909	3,325
Uni-President China Holdings Ltd.		316,000	342,490
Vinda International Holdings Ltd.		90,000	338,503
Vipshop Holdings Ltd. ADR (a)		114,389	2,604,638
Want Want China Holdings Ltd.		1,283,000	948,556
Weibo Corp. sponsored ADR (a)(b)		13,971	482,838
WH Group Ltd. (c)		2,483,000	2,207,382
Wharf Real Estate Investment Co. Ltd.		436,000	1,541,411
Wuxi Biologics (Cayman), Inc. (a)(c)		236,000	4,859,889
Wynn Macau Ltd.		398,800	698,773
Xiaomi Corp. Class B (a)(c)		2,701,800	5,179,517
Xinyi Solar Holdings Ltd.		1,035,910	1,133,442
Yihai International Holding Ltd.		123,000	1,506,890
Yuzhou Properties Co.		424,478	190,597
YY, Inc. ADR (a)		15,373	1,227,073
Zai Lab Ltd. ADR (a)		13,889	1,057,092
Zhen Ding Technology Holding Ltd.		151,302	695,653
Zhenro Properties Group Ltd.		356,000	226,453
Zhongsheng Group Holdings Ltd. Class H		150,500	929,180
ZTO Express (Cayman), Inc. sponsored ADR		97,235	3,602,557

TOTAL CAYMAN ISLANDS			437,932,209

Chile - 0.2%
Aguas Andinas SA		663,068	233,098
Banco de Chile (a)		12,021,055	1,154,057
Banco de Credito e Inversiones		13,878	494,949
Banco Santander Chile		17,119,431	745,100
Cencosud SA		364,280	634,673
Cencosud Shopping SA		129,577	240,477
Colbun SA		2,002,302	362,317
Compania Cervecerias Unidas SA		43,816	340,372
Compania de Petroleos de Chile SA (COPEC)		98,570	804,642
CorpBanca SA		1	0
Empresa Nacional de Telecomunicaciones SA (ENTEL)		38,980	277,946
Empresas CMPC SA		308,193	682,693
Enel Chile SA		7,000,888	601,085
Enersis SA		9,003,820	1,396,968
S.A.C.I. Falabella		191,084	681,487

TOTAL CHILE			8,649,864

China - 3.6%
A-Living Services Co. Ltd. (H Shares) (c)		109,250	616,710
Agricultural Bank of China Ltd.:
(A Shares)		584,800	270,805
(H Shares)		7,801,000	2,767,990
Aier Eye Hospital Group Co. Ltd. (A Shares)		61,751	401,041
Air China Ltd.:
(A Shares)		73,200	71,677
(H Shares)		522,000	323,964
Aisino Co. Ltd. (A Shares)		37,600	94,281
Aluminum Corp. of China Ltd.:
(A shares) (a)		236,800	111,693
(H Shares) (a)		844,000	216,709
Angang Steel Co. Ltd. (H Shares)		170,037	47,609
Angel Yeast Co. Ltd. (A Shares)		15,200	143,607
Anhui Conch Cement Co. Ltd.:
(A Shares)		32,800	288,822
(H Shares)		353,500	2,670,532
Anhui Gujing Distillery Co. Ltd.:
(A Shares)		8,400	256,390
(B Shares)		29,300	323,195
Anhui Kouzi Distillery Co. Ltd. (A Shares)		12,600	90,285
Anxin Trust Co. Ltd. (A Shares) (a)		32,800	9,452
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)		4,300	134,607
Autobio Diagnostics Co. Ltd.		4,900	114,310
AVIC Aircraft Co. Ltd. (A Shares)		47,300	160,715
AVIC Aviation Engine Corp. PLC (A Shares)		36,200	191,350
AVIC Capital Co. Ltd. (A Shares)		183,700	124,834
AVIC Electromechanical Systems Co. Ltd. (A Shares) (a)		63,800	93,754
AVIC Jonhon OptronicTechnology Co. Ltd.		22,000	137,359
AVIC Shenyang Aircraft Co. Ltd. (A Shares)		19,700	180,558
AviChina Industry & Technology Co. Ltd. (H Shares)		662,000	393,768
Baic Motor Corp. Ltd. (H Shares) (c)		409,500	199,723
Bank Communications Co. Ltd.:
(A Shares)		730,700	498,646
(H Shares)		2,049,000	1,136,821
Bank of Beijing Co. Ltd. (A Shares)		367,016	254,143
Bank of Chengdu Co. Ltd. (A Shares)		85,100	101,386
Bank of China Ltd. (H Shares)		21,305,000	7,094,759
Bank of Hangzhou Co. Ltd. (A Shares)		122,280	165,491
Bank of Jiangsu Co. Ltd. (A Shares)		181,100	157,080
Bank of Nanjing Co. Ltd. (A Shares)		172,900	192,355
Bank of Ningbo Co. Ltd. (A Shares)		94,200	391,242
Bank of Shanghai Co. Ltd. (A Shares)		234,020	277,798
Baoshan Iron & Steel Co. Ltd. (A Shares)		296,700	209,281
BBMG Corp. (H Shares)		151,000	33,121
Beijing Capital Development Co. Ltd. (A Shares)		59,000	57,096
Beijing Capital International Airport Co. Ltd. (H Shares)		470,000	309,885
Beijing Dabeinong Technology Group Co. Ltd. (A Shares)		68,900	106,682
Beijing Enlight Media Co. Ltd. (A Shares)		53,600	102,203
Beijing Kunlun Tech Co. Ltd. (A Shares)		21,100	81,555
Beijing New Building Materials PLC (A Shares)		29,300	129,463
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)		26,200	205,914
Beijing Originwater Technology Co. Ltd. (A Shares)		57,100	70,238
Beijing Shiji Information Technology Co. Ltd. (A Shares)		15,900	83,772
Beijing Shunxin Agriculture Co. Ltd.		13,300	117,991
Beijing Sinnet Technology Co. Ltd. (A Shares)		27,600	103,315
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)		21,720	154,543
Beijing Tongrentang Co. Ltd. (A Shares)		31,500	122,114
Beijing Yanjing Brewery Co. Ltd. (A Shares)		70,100	76,983
Betta Pharmaceuticals Co. Ltd. (A Shares)		6,600	130,758
BGI Genomics Co. Ltd.		6,800	160,028
BOE Technology Group Co. Ltd. (A Shares)		541,800	362,746
Bohai Leasing Co. Ltd. (A shares) (a)		129,600	57,041
By-Health Co. Ltd. (A Shares)		30,700	110,122
BYD Co. Ltd.:
(A Shares)		23,600	288,912
(H Shares)		170,500	1,606,398
Caitong Securities Co. Ltd.		65,900	158,157
Cansino Biologics, Inc. (H Shares) (a)(c)		15,200	532,274
CGN Power Co. Ltd. (H Shares) (c)		2,425,000	510,013
Chacha Food Co. Ltd. (A Shares)		9,000	74,708
Changchun High & New Technology Industry Group, Inc. (A Shares)		6,200	441,768
Changjiang Securities Co. Ltd. (A Shares)		101,100	125,231
Chaozhou Three-Circle Group Co. (A Shares)		28,000	114,888
Chengdu Xingrong Environment Co. Ltd. (A Shares)		64,800	47,380
China Avionics Systems Co. Ltd. (A Shares)		30,000	75,181
China Cinda Asset Management Co. Ltd. (H Shares)		2,356,000	443,823
China CITIC Bank Corp. Ltd.:
(A Shares)		111,700	82,632
(H Shares)		2,227,000	971,222
China Communications Construction Co. Ltd.:
(A Shares)		121,200	137,270
(H Shares)		1,044,000	607,517
China Communications Services Corp. Ltd. (H Shares)		590,000	382,153
China Construction Bank Corp. (H Shares)		25,081,000	18,287,326
China Eastern Airlines Corp. Ltd.:
(A Shares)		127,400	80,548
(H Shares)		444,000	157,542
China Enterprise Co. Ltd. (A Shares)		73,600	44,950
China Everbright Bank Co. Ltd.:
(A Shares)		324,600	175,908
(H Shares)		1,197,000	449,437
China Film Co. Ltd. (A Shares)		32,700	68,118
China Fortune Land Development Co. Ltd. (A Shares)		69,030	171,705
China Galaxy Securities Co. Ltd. (H Shares)		1,096,500	655,045
China Gezhouba Group Co. Ltd. (A Shares)		80,500	76,978
China Greatwall Technology Group Co. Ltd. (A Shares)		51,700	135,640
China Huarong Asset Management Co. Ltd. (c)		2,463,000	279,659
China International Capital Corp. Ltd. (H Shares) (c)		354,000	835,864
China International Travel Service Corp. Ltd. (A Shares)		31,200	1,086,944
China Jushi Co. Ltd. (A Shares)		71,200	141,274
China Life Insurance Co. Ltd.		31,100	162,697
China Life Insurance Co. Ltd. (H Shares)		1,954,000	4,482,306
China Longyuan Power Grid Corp. Ltd. (H Shares)		787,000	563,572
China Merchants Bank Co. Ltd.:
(A Shares)		214,400	1,069,672
(H Shares)		1,116,751	5,208,901
China Merchants Energy Shipping Co. Ltd. (A Shares)		110,600	99,102
China Merchants Property Operation & Service Co. Ltd. (A Shares)		17,700	85,770
China Merchants Securities Co. Ltd. (A Shares)		117,130	361,542
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)		107,700	263,415
China Minsheng Banking Corp. Ltd.:
(A Shares)		589,800	468,448
(H Shares)		1,447,300	911,297
China Molybdenum Co. Ltd.:
(A Shares)		278,300	175,555
(H Shares)		822,000	333,030
China National Building Materials Co. Ltd. (H Shares)		1,015,000	1,574,171
China National Chemical Engineering Co. Ltd. (A Shares)		100,800	83,240
China National Nuclear Power Co. Ltd. (A Shares)		262,000	163,019
China National Software & Service Co. Ltd. (A Shares)		8,800	119,652
China Northern Rare Earth Group High-Tech Co. Ltd. (a)		78,300	139,309
China Oilfield Services Ltd. (H Shares)		458,000	356,340
China Pacific Insurance (Group) Co. Ltd.		60,500	255,959
China Pacific Insurance (Group) Co. Ltd. (H Shares)		770,400	2,231,588
China Petroleum & Chemical Corp.:
(A Shares)		332,700	190,792
(H Shares)		6,334,000	2,698,417
China Railway Construction Corp. Ltd.:
(A Shares)		30,700	38,688
(H Shares)		712,500	569,059
China Railway Group Ltd.:
(A Shares)		591,200	472,102
(H Shares)		562,000	284,252
China Railway Signal & Communications Corp. (H Shares) (c)		368,000	160,014
China Reinsurance Group Corp. (H Shares)		1,336,000	146,523
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)		20,500	89,052
China Shenhua Energy Co. Ltd.:
(A Shares)		42,300	92,967
(H Shares)		924,500	1,541,171
China Shipbuilding Industry Co. (A Shares)		374,400	257,109
China Shipping Development Co. Ltd.:
(A Shares)		122,300	125,716
(H Shares)		208,000	92,858
China South Publishing & Media Group Co. Ltd. (A Shares)		39,200	59,965
China Southern Airlines Ltd. (H Shares) (b)		664,000	307,570
China Spacesat Co. Ltd. (A Shares)		18,600	94,211
China State Construction Engineering Corp. Ltd. (A Shares)		656,960	473,755
China Telecom Corp. Ltd. (H Shares)		3,474,000	1,031,520
China Tower Corp. Ltd. (H Shares) (c)		11,486,000	2,089,630
China TransInfo Technology Co. Ltd. (A Shares)		23,000	77,325
China United Network Communications Ltd. (A Shares)		457,000	332,833
China Vanke Co. Ltd.:
(A Shares)		112,000	430,970
(H Shares)		481,600	1,516,205
China Yangtze Power Co. Ltd. (A Shares)		342,100	900,967
Chinese Universe Publishing and Media Group Co. Ltd. (A Shares)		25,900	47,046
Chongqing Brewery Co. Ltd. (A Shares)		8,800	91,871
Chongqing Changan Automobile Co. Ltd. (A Shares)		67,000	106,333
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)		15,500	87,554
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		655,000	265,370
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)		25,500	679,985
CITIC Securities Co. Ltd.:
(A Shares)		160,200	688,099
(H Shares)		549,000	1,277,881
Contemporary Amperex Technology Co. Ltd.		34,000	1,034,211
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares) (a)		239,300	148,552
(H Shares) (a)		435,500	164,079
CRRC Corp. Ltd.:
(A Shares)		102,500	85,819
(H Shares)		1,736,950	755,264
CSC Financial Co. Ltd. (A Shares)		44,600	310,946
Daqin Railway Co. Ltd. (A Shares)		252,500	234,938
Dawning Information Industry Co. Ltd. (A Shares)		20,720	131,833
DHC Software Co. Ltd. (A Shares)		48,700	85,040
Dong E-E-Jiao Co. Ltd. (A Shares)		18,300	106,833
Dongfang Electric Corp. Ltd. (A Shares)		58,000	86,146
Dongfeng Motor Group Co. Ltd. (H Shares)		746,000	534,212
Dongxing Securities Co. Ltd. (A Shares)		57,200	112,757
East Money Information Co. Ltd. (A Shares)		134,200	513,124
Eve Energy Co. Ltd. (A shares)		32,124	277,251
Everbright Securities Co. Ltd. (A Shares)		72,800	250,594
Fangda Carbon New Material Co. Ltd. (A Shares)		75,600	74,135
Fiberhome Telecommunication Technologies Co. Ltd. (A Shares)		20,100	81,810
Financial Street Holdings Co. Ltd. (A Shares)		68,700	67,960
First Capital Securities Co. Ltd. (A Shares)		93,900	146,064
Focus Media Information Technology Co. Ltd. (A Shares)		252,840	219,667
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)		41,880	901,106
Founder Securities Co. Ltd. (A Shares)		136,200	167,537
Foxconn Industrial Internet Co. Ltd. (A Shares)		96,596	202,051
Fujian Sunner Development Co. Ltd. A Shares		24,200	99,573
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)		69,500	243,120
(H Shares) (c)		79,200	221,240
G-bits Network Technology Xiamen Co. Ltd. (A Shares)		1,400	124,442
GCL System Integration Technology Co. Ltd. (a)		116,200	51,144
GD Power Development Co. Ltd. (A Shares)		387,700	113,389
GEM Co. Ltd. (A Shares)		97,200	74,553
Gemdale Corp. (A Shares)		76,100	152,633
GF Securities Co. Ltd.:
(A Shares)		202,700	453,341
(H Shares)		149,600	179,320
Giant Network Group Co. Ltd. (A Shares)		32,700	98,918
Gigadevice Semiconductor Beijing, Inc. (A Shares)		7,560	250,911
Glodon Co. Ltd. (A Shares)		18,900	207,367
GoerTek, Inc. (A Shares)		54,100	331,186
Grandjoy Holdings Group Co. Ltd.		60,500	47,532
Great Wall Motor Co. Ltd. (H Shares)		770,000	752,087
Gree Electric Appliances, Inc. of Zhuhai (A Shares)		50,100	408,764
Greenland Holdings Corp. Ltd. (A Shares)		131,300	153,792
Guangdong Haid Group Co. Ltd. (A Shares)		25,800	236,171
Guangdong Hongda Blasting Co. Ltd. (A Shares)		12,300	98,751
Guangdong LY Intelligent Manufacturing Co. Ltd. (A Shares) (a)		92,600	157,450
Guanghui Energy Co. Ltd. (A Shares) (a)		138,300	58,293
Guangzhou Automobile Group Co. Ltd.		76,100	117,830
Guangzhou Automobile Group Co. Ltd. (H Shares)		612,000	585,128
Guangzhou Baiyun International Airport Co. Ltd. (A Shares)		40,000	81,432
Guangzhou Baiyunshan Pharma Health (A Shares)		30,200	160,890
Guangzhou Haige Communications Group (A Shares)		36,400	75,147
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)		8,200	113,352
Guangzhou R&F Properties Co. Ltd. (H Shares)		318,000	366,404
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)		11,000	163,869
Guosen Securities Co. Ltd. (A Shares)		76,700	145,150
Guotai Junan Securities Co. Ltd.:
(A Shares)		43,000	113,924
(H Shares) (c)		292,400	483,667
Guoyuan Securities Co. Ltd. (A Shares)		71,000	105,963
Hafei Aviation Industry Co. Ltd. (A Shares)		11,200	82,629
Haier Smart Home Co. Ltd. (A Shares) (d)		108,100	278,962
Haitong Securities Co. Ltd.:
(A Shares)		114,700	231,862
(H Shares)		711,600	661,074
Hanergy Mobile Energy Holding (a)(d)		576,000	1
Hangzhou Hikvision Digital Technology Co. Ltd. (A Shares)		146,600	777,436
Hangzhou Robam Appliances Co. Ltd. (A Shares)		19,900	109,355
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)		12,900	199,183
Hefei Meiya Optoelectronic Technology, Inc. (A Shares)		12,900	110,780
Heilongjiang Agriculture Co. Ltd. (A Shares)		32,100	88,221
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)		41,800	327,381
Hengli Petrochemical Co. Ltd. (A Shares)		95,400	222,527
Hengtong Optic-electric Co. Ltd. (A Shares)		35,700	84,603
Hengyi Petrochemical Co. Ltd. (A Shares)		72,230	105,107
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)		9,700	198,988
Hongfa Technology Co. Ltd. (A Shares)		12,800	77,257
Huaan Securities Co. Ltd. (A Shares)		66,000	76,549
Huadian Power International Corp. Ltd. (H Shares)		136,000	41,237
Huadong Medicine Co. Ltd. (A Shares)		34,060	135,749
Hualan Biological Engineer, Inc. (A Shares)		30,450	283,452
Huaneng Power International, Inc. (H Shares)		1,026,000	438,184
Huatai Securities Co. Ltd.:
(A Shares)		71,000	211,621
(H Shares) (c)		443,200	800,588
HUAXI Securities Co. Ltd.		51,000	93,224
Huaxia Bank Co. Ltd. (A Shares)		223,400	203,698
Huaxin Cement Co. Ltd. (A Shares)		21,900	85,997
Huayu Automotive Systems Co. Ltd. (A Shares)		47,531	143,101
Hubei Biocause Pharmaceutical Co. Ltd. (A Shares)		101,300	83,362
Hubei Energy Group Co. Ltd. (A Shares)		117,900	63,724
Hunan Valin Steel Co. Ltd. (A Shares)		127,200	81,698
Hundsun Technologies, Inc. (A Shares)		17,680	277,627
iFlytek Co. Ltd. (A Shares)		37,400	196,352
Industrial & Commercial Bank of China Ltd.:
(A Shares)		423,500	301,149
(H Shares)		16,193,000	9,488,152
Industrial Bank Co. Ltd. (A Shares)		332,000	745,378
Industrial Securities Co. Ltd. (A Shares)		121,800	143,014
Inner Mongoli Yili Industries Co. Ltd. (A Shares)		103,500	543,530
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares)		755,900	126,793
Inner Mongolia First Machinery Group Co. Ltd. (A Shares)		41,600	64,829
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)		192,200	205,836
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. (A Shares)		118,900	43,127
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)		401,359	292,591
Inspur Electronic Information Industry Co. Ltd. (A Shares)		24,512	133,399
Jafron Biomedical Co. Ltd. (A Shares)		13,740	144,587
Jiangsu Expressway Co. Ltd. (H Shares)		290,000	310,943
Jiangsu Hengli Hydraulic Co. Ltd.		20,572	179,614
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)		84,440	1,142,549
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)		22,000	137,107
Jiangsu Shagang Co. Ltd. (A Shares)		36,200	56,102
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)		24,600	476,295
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)		6,000	82,493
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)		17,200	90,696
Jiangsu Zhongnan Construction Group Co. Ltd. (A Shares)		67,800	91,856
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)		61,500	102,895
Jiangxi Copper Co. Ltd.:
(A Shares)		30,000	69,633
(H Shares)		332,000	395,386
Jiangxi Ganfeng Lithium Co. Ltd.		16,300	130,771
Jiangxi Zhengbang Technology Co. Ltd. (A Shares)		45,700	141,323
Jilin Aodong Pharmaceutical Group Co. Ltd. (A Shares)		43,300	107,829
Jinke Properties Group Co. Ltd. (A Shares)		90,900	113,378
Jinyu Bio-Technology Co. Ltd. (A Shares)		21,700	90,811
Jointown Pharmaceutical Group (A Shares) (a)		31,800	85,345
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)		14,000	141,021
Juewei Food Co. Ltd.		10,300	126,551
Juneyao Airlines Co. Ltd. (A shares)		32,800	43,779
Kweichow Moutai Co. Ltd. (A Shares)		19,200	4,619,407
Legend Holdings Corp.:
(H Shares) (c)		142,300	184,707
rights (a)(d)		7,753	1,300
Lens Technology Co. Ltd. (A Shares)		46,500	218,995
Leo Group Co. Ltd. (A Shares)		116,000	59,204
Lepu Medical Technology Beijing Co. Ltd. (A Shares)		29,800	183,197
Leyard Optoelectronic Co. Ltd. (A Shares)		58,000	59,870
Liaoning Chengda Co. Ltd. (A Shares)		28,500	114,202
Lomon Billions Group Co. Ltd. (A Shares)		31,300	105,812
LONGi Green Energy Technology Co. Ltd.		60,400	491,849
Luenmei Quantum Co. Ltd. (A Shares)		27,092	56,669
Luxshare Precision Industry Co. Ltd. (A Shares)		108,047	907,575
Luzhou Laojiao Co. Ltd. (A Shares)		24,000	405,944
Maanshan Iron & Steel Co. Ltd. (A Shares)		140,000	54,192
Mango Excellent Media Co. Ltd. (A Shares)		27,800	271,338
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares)		74,364	164,077
Metallurgical Corp. China Ltd. (H Shares)		773,000	130,657
Muyuan Foodstuff Co. Ltd. (A Shares)		56,100	735,759
Nanji E-Commerce Co. Ltd. (A Shares)		40,800	114,589
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.		11,570	78,326
Nanjing Securities Co. Ltd. (A Shares)		53,600	120,415
NARI Technology Co. Ltd. (A Shares)		74,200	226,052
NAURA Technology Group Co. Ltd.		7,700	230,156
NavInfo Co. Ltd. (A Shares)		35,200	94,016
New China Life Insurance Co. Ltd.		13,900	105,339
New China Life Insurance Co. Ltd. (H Shares)		261,500	1,022,341
Ningbo Joyson Electronic Corp. (A shares)		20,300	65,657
Ningbo Zhoushan Port Co. Ltd. (A Shares)		163,500	97,746
Northeast Securities Co. Ltd. (A Shares)		57,700	92,814
O-film Tech Co. Ltd. (A Shares)		46,400	129,385
Oceanwide Holdings Co., Ltd. (A Shares)		92,900	56,072
Offcn Education Technology Co. A Shares		26,490	121,377
Offshore Oil Enginering Co. Ltd. (A Shares)		104,800	72,269
Oppein Home Group, Inc. (A Shares)		7,560	97,102
Orient Securities Co. Ltd. (A Shares)		106,100	178,122
Ovctek China, Inc. (A Shares)		11,300	105,934
People's Insurance Co. of China Group Ltd.:
(A Shares)		140,700	144,025
(H Shares)		1,940,000	630,788
Perfect World Co. Ltd. (A Shares)		31,950	175,801
PetroChina Co. Ltd.:
(A Shares)		229,600	146,480
(H Shares)		5,562,000	1,930,478
PICC Property & Casualty Co. Ltd. (H Shares)		1,786,933	1,411,046
Ping An Bank Co. Ltd. (A Shares)		310,700	594,215
Ping An Insurance Group Co. of China Ltd.:
(A Shares)		189,492	2,061,955
(H Shares)		1,521,500	16,053,694
Poly Developments & Holdings (A Shares)		189,400	423,595
Poly Property Development Co. Ltd. (H Shares)		28,800	303,039
Postal Savings Bank of China Co. Ltd. (H Shares) (c)		2,562,000	1,411,525
Power Construction Corp. of China Ltd. (A Shares)		255,300	154,092
Proya Cosmetics Co. Ltd. (A Shares)		3,600	96,777
Qihoo 360 Technology Co. Ltd. (A Shares)		37,400	104,128
Risesun Real Estate Development Co. Ltd. (A Shares)		86,700	102,173
Rongsheng Petrochemical Co. Ltd. (A Shares)		89,100	213,324
SAIC Motor Corp. Ltd. (A Shares)		125,900	328,145
Sanan Optoelectronics Co. Ltd. (A Shares)		67,100	259,159
Sangfor Technologies, Inc.		4,400	134,912
Sany Heavy Industry Co. Ltd. (A Shares)		128,300	388,295
SDIC Capital Co. Ltd.		60,100	127,607
SDIC Power Holdings Co. Ltd. (A Shares)		122,300	151,140
Sealand Securities Co. Ltd. (A Shares)		114,180	92,161
Seazen Holdings Co. Ltd. (A Shares)		39,700	193,686
SF Holding Co. Ltd. (A Shares)		46,300	470,756
SG Micro Corp. (A Shares)		2,500	130,105
Shaanxi Coal Industry Co. Ltd. (A Shares)		125,800	145,907
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)		32,210	132,347
Shandong Gold Mining Co. Ltd. (A Shares)		43,880	270,572
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)		30,400	100,808
Shandong Linglong Tyre Co. Ltd. (A Shares)		18,800	63,204
Shandong Nanshan Aluminum Co. Ltd. (A Shares)		237,000	80,527
Shandong Sinocera Functional Material Co. Ltd. (A Shares)		19,700	101,336
Shandong Sun Paper Industry JSC Ltd. (A Shares)		53,500	97,257
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		648,000	1,647,110
Shanghai Baosight Software Co. Ltd. (A Shares)		14,000	143,008
Shanghai Construction Group Co. Ltd. (A Shares)		168,300	75,281
Shanghai Electric Group Co. Ltd.:
(A Shares)		219,900	173,394
(H Shares)		516,000	159,122
Shanghai Electric Power Co. Ltd. (A Shares)		57,900	65,162
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)		27,900	248,915
(H Shares)		145,000	685,683
Shanghai International Airport Co. Ltd. (A Shares)		17,300	168,482
Shanghai International Port Group Co. Ltd. (A Shares)		181,300	117,225
Shanghai Jahwa United Co. Ltd. (A Shares)		13,900	92,764
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		536,571	450,720
Shanghai M&G Stationery, Inc. (A Shares)		15,700	147,138
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)		81,400	239,235
(H Shares)		115,100	204,350
Shanghai Pudong Development Bank Co. Ltd. (A Shares)		437,800	650,252
Shanghai Putailai New Energy Technology Co. Ltd.		7,189	109,652
Shanghai RAAS Blood Products Co. Ltd. (A Shares)		84,800	125,586
Shanghai Tunnel Engineering Co. Ltd.		75,900	65,507
Shanghai Zhangjiang High Ltd. (A Shares)		37,100	107,069
Shanghaioriental Pearl Media Co. Ltd.		60,590	88,082
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)		64,300	58,721
Shanxi Meijin Energy Co. Ltd. (A Shares) (a)		77,000	72,859
Shanxi Securities Co. Ltd. (A Shares)		83,850	99,416
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)		14,200	367,136
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)		88,270	53,277
Shenergy Co. Ltd. (A Shares)		100,900	82,454
Shengyi Technology Co. Ltd.		38,700	159,624
Shennan Circuits Co. Ltd. (A Shares)		7,500	165,738
Shenwan Hongyuan Group Co. Ltd. (A Shares) (a)		354,900	296,634
Shenzhen Energy Group Co. Ltd. (A Shares)		104,520	84,963
Shenzhen Expressway Co. Ltd. (H Shares)		188,000	179,260
Shenzhen Goodix Technology Co. Ltd. (A Shares)		7,200	214,860
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. (A Shares)		19,300	67,957
Shenzhen Inovance Technology Co. Ltd. (A Shares)		29,900	215,447
Shenzhen Kaifa Technology Co. Ltd. (A Shares)		24,200	87,673
Shenzhen Kangtai Biological Products Co. Ltd.		10,300	332,044
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)		15,400	766,098
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)		141,000	144,939
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)		32,300	161,149
Shenzhen Sunway Communication Co. Ltd. (A Shares)		17,900	141,939
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)		19,900	90,839
Siasun Robot & Automation Co. Ltd. (A Shares) (a)		29,800	66,819
Sichuan Chuantou Energy Co. Ltd. (A Shares)		88,136	120,671
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)		29,900	96,321
Sichuan Languang Development Co. Ltd. (A Shares)		68,300	52,387
Sichuan New Hope Agribusiness Co. Ltd. (A Shares)		65,700	306,311
Sinolink Securities Co. Ltd. (A Shares)		60,100	124,333
Sinopec Engineering Group Co. Ltd. (H Shares)		352,000	155,782
Sinopec Shanghai Petrochemical Co. Ltd.:
(A Shares)		218,200	112,304
(H Shares)		577,000	128,796
Sinopharm Group Co. Ltd. (H Shares)		355,200	846,031
Sinotrans Ltd.		120,000	58,321
Songcheng Performance Development Co. Ltd. (A Shares)		52,060	139,346
Soochow Securities Co. Ltd. (A Shares)		78,130	127,918
Southwest Securities Co. Ltd. (A Shares)		114,400	95,946
Spring Airlines Co. Ltd. (A Shares)		16,600	94,315
Suning.com Co. Ltd. (A Shares)		164,900	243,739
Sunwoda Electronic Co. Ltd. (A Shares)		24,400	83,465
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)		27,500	115,714
Suzhou Gold Mantis Consolidated Co. Ltd.		53,300	68,543
Tangshan Jidong Cement Co. Ltd. A Shares		25,900	71,145
TBEA Co. Ltd. (A Shares)		71,500	89,488
TCL Corp. (A Shares)		212,300	190,533
The Pacific Securities Co. Ltd. (A Shares) (a)		144,200	89,516
Tianjin Zhonghuan Semiconductor Co. Ltd. (A Shares)		41,800	145,802
Tianma Microelectronics Co. Ltd. (A Shares)		41,400	99,773
Tianqi Lithium Corp. (A Shares) (a)		25,150	91,223
Tianshui Huatian Technology Co. Ltd. (A Shares)		44,700	105,932
Toly Bread Co. Ltd.		9,800	84,679
Tonghua Dongbao Pharmaceutical Co. Ltd. (A Shares)		44,000	86,484
Tongkun Group Co. Ltd. (A Shares)		40,400	83,636
Tongwei Co. Ltd. (A Shares)		65,600	256,751
Topchoice Medical Corp. (a)		6,200	156,841
Transfar Zhilian Co. Ltd.		71,100	58,510
TravelSky Technology Ltd. (H Shares)		236,000	453,711
Tsingtao Brewery Co. Ltd.:
(A Shares)		29,200	347,462
(H Shares)		86,000	765,648
Unigroup Guoxin Microelectronics Co. Ltd.		10,100	183,664
Unisplendour Corp. Ltd. (A Shares) (a)		33,300	209,105
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)		22,700	78,789
Venustech Group, Inc. (A Shares)		17,200	97,354
Walvax Biotechnology Co. Ltd. (A Shares)		27,200	315,318
Wanda Film Holding Co. Ltd. (A Shares) (a)		35,800	89,049
Wangsu Science & Technology Co. Ltd. (A Shares)		44,200	56,778
Wanhua Chemical Group Co. Ltd. (A Shares)		51,400	498,072
Weichai Power Co. Ltd.:
(A Shares)		88,600	205,649
(H Shares)		509,600	1,099,378
Weifu High-Technology Group Co. Ltd. (A Shares)		20,500	64,776
Weihai Guangwei Composites Co. Ltd. (A Shares)		8,200	91,168
Wens Foodstuffs Group Co. Ltd. (A Shares)		99,600	339,132
Western Securities Co. Ltd. (A Shares)		67,600	96,140
Will Semiconductor Ltd.		9,200	271,233
Wingtech Technology Co. Ltd. (A Shares)		14,300	311,723
Winning Health Technology Group Co. Ltd. (A Shares)		34,320	113,561
Wuchan Zhongda Group Co. Ltd.		106,200	69,733
Wuhan Guide Infrared Co. Ltd. (A Shares)		24,990	139,762
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)		33,800	220,967
Wuliangye Yibin Co. Ltd. (A Shares)		60,100	1,874,046
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)		30,300	104,516
WuXi AppTec Co. Ltd.		33,040	535,260
WuXi AppTec Co. Ltd. (H Shares) (c)		53,200	801,058
Wuxi Lead Intelligent Equipment Co. Ltd. (A Shares)		15,100	95,317
XCMG Construction Machinery Co. Ltd. (A Shares)		142,700	129,910
Xiamen C&D, Inc. (A Shares)		65,100	87,545
Xinhu Zhongbao Co. Ltd. (A Shares)		153,700	75,141
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)		109,682	204,421
(H Shares)		134,252	135,113
Yango Group Co. Ltd. (A Shares)		73,800	73,322
Yantai Jereh Oilfield Services (A Shares)		19,800	88,963
Yanzhou Coal Mining Co. Ltd.:
(A Shares)		90,400	119,235
(H Shares)		288,000	224,817
Yealink Network Technology Corp. Ltd.		12,600	113,678
Yifeng Pharmacy Chain Co. Ltd.		9,780	121,045
Yintai Gold Co. Ltd. (A Shares)		31,100	83,823
Yonghui Superstores Co. Ltd. (A Shares)		150,700	194,231
Yonyou Network Technology Co. Ltd. (A Shares)		51,230	345,345
Youngor Group Co. Ltd. (A Shares)		97,993	93,706
Yunda Holding Co. Ltd. (A Shares)		40,820	140,277
Yunnan Baiyao Group Co. Ltd. (A Shares)		23,300	366,044
Yunnan Energy New Material Co. Ltd.		10,800	123,652
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)		9,998	292,695
Zhaojin Mining Industry Co. Ltd. (H Shares)		263,500	328,427
Zhejiang Century Huatong Group Co. Ltd. (A Shares)		81,466	141,321
Zhejiang Chint Electric Co. Ltd. (A Shares)		38,700	175,880
Zhejiang Dahua Technology Co. Ltd. (A Shares)		48,900	149,256
Zhejiang Expressway Co. Ltd. (H Shares)		350,000	260,119
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)		24,860	137,217
Zhejiang Huayou Cobalt Co. Ltd. (A Shares) (a)		16,800	102,990
Zhejiang Longsheng Group Co. Ltd. (A Shares)		64,900	137,520
Zhejiang NHU Co. Ltd. (A Shares)		43,000	181,490
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)		57,850	196,727
Zhejiang Supor Cookware Co. Ltd.		11,200	136,179
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.		11,500	111,205
Zhengzhou Yutong Bus Co. Ltd. (A Shares)		43,600	85,135
Zheshang Securities Co. Ltd.		52,300	123,868
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(b)(c)		94,700	567,567
Zhongji Innolight Co. Ltd. (A Shares)		12,400	105,029
Zhongjin Gold Co. Ltd. (A Shares)		60,400	98,197
Zhongtian Financial Group Co. Ltd. (A Shares)		119,697	61,606
Zhuhai Wanlida Electric Co. Ltd. (A Shares)		18,500	101,105
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)		146,800	515,201
Zijin Mining Group Co. Ltd. (H Shares)		1,908,000	1,184,145
Zoomlion Heavy Industry Science and Technology Co. Ltd. (A Shares)		412,100	488,010
ZTE Corp.:
(A Shares)		30,600	171,839
(H Shares)		268,480	793,284

TOTAL CHINA			200,148,438

Colombia - 0.0%
Bancolombia SA		69,950	502,186
Ecopetrol SA		1,261,976	703,164
Grupo de Inversiones Suramerica SA		57,602	299,351
Interconexion Electrica SA ESP		112,537	578,813

TOTAL COLOMBIA			2,083,514

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S		40,979	821,211
Komercni Banka A/S (a)		19,313	446,405
MONETA Money Bank A/S (c)		130,952	298,571

TOTAL CZECH REPUBLIC			1,566,187

Denmark - 1.6%
A.P. Moller - Maersk A/S:
Series A		946	1,120,080
Series B		1,596	2,054,742
Ambu A/S Series B		42,880	1,491,579
Carlsberg A/S Series B		27,749	4,073,441
Christian Hansen Holding A/S		27,366	3,103,820
Coloplast A/S Series B		30,849	5,250,727
Danske Bank A/S (a)		178,908	2,875,343
DSV A/S		54,909	7,530,586
Genmab A/S (a)		16,894	5,769,674
GN Store Nord A/S		33,423	2,038,149
H Lundbeck A/S		18,347	667,222
Novo Nordisk A/S Series B		459,670	30,160,142
Novozymes A/S Series B		55,438	3,309,600
ORSTED A/S (c)		48,984	6,981,442
Pandora A/S		25,853	1,636,235
Tryg A/S		30,590	900,517
Vestas Wind Systems A/S		51,629	6,618,061
William Demant Holding A/S (a)		29,353	907,284

TOTAL DENMARK			86,488,644

Egypt - 0.0%
Commercial International Bank SAE		241,286	959,403
Commercial International Bank SAE sponsored GDR		131,006	505,028
Eastern Tobacco Co.		258,218	194,027
Elsewedy Electric Co.		194,836	82,595

TOTAL EGYPT			1,741,053

Finland - 0.8%
Elisa Corp. (A Shares)		36,839	2,189,686
Fortum Corp.		115,404	2,340,889
Kone OYJ (B Shares)		88,016	6,971,339
Neste Oyj		109,610	5,019,995
Nokia Corp.		1,472,243	7,066,946
Nordea Bank ABP (Stockholm Stock Exchange)		839,808	6,486,746
Orion Oyj (B Shares)		27,938	1,218,312
Sampo Oyj (A Shares)		122,088	4,412,780
Stora Enso Oyj (R Shares)		151,894	1,907,325
UPM-Kymmene Corp.		138,929	3,703,432
Wartsila Corp.		112,667	939,630

TOTAL FINLAND			42,257,080

France - 6.4%
Accor SA (a)		49,995	1,250,858
Aeroports de Paris SA		7,893	743,805
Air Liquide SA		122,562	20,159,026
Alstom SA		49,948	2,778,836
Amundi SA (c)		15,404	1,166,733
Arkema SA		18,014	1,859,261
Atos Origin SA (a)		25,570	2,180,701
AXA SA		501,140	10,054,719
bioMerieux SA		10,865	1,759,784
BNP Paribas SA (a)		291,662	11,720,660
Bollore SA		224,665	748,943
Bouygues SA		59,496	2,102,499
Bureau Veritas SA		75,164	1,640,193
Capgemini SA		41,695	5,378,051
Carrefour SA		156,534	2,489,255
Casino Guichard Perrachon SA (a)(b)		10,993	305,601
CNP Assurances		45,148	541,925
Compagnie de St. Gobain (a)		134,196	4,927,234
Covivio		12,215	882,025
Credit Agricole SA (a)		298,708	2,875,290
Danone SA		160,101	10,716,083
Dassault Aviation SA (a)		634	526,508
Dassault Systemes SA		34,094	6,188,814
Edenred SA		63,317	3,142,235
EDF SA (a)		5,248	52,855
EDF SA		160,497	1,616,441
Eiffage SA (a)		21,666	1,888,588
ENGIE (a)		473,496	6,297,050
Essilor International SA		73,705	9,741,294
Eurazeo SA (a)		9,941	518,519
Faurecia SA (a)		20,261	784,967
Gecina SA		11,998	1,547,568
Groupe Eurotunnel SA (a)		114,967	1,723,965
Hermes International SCA		8,196	6,624,903
ICADE		7,541	497,444
Iliad SA		3,805	745,821
Ingenico SA (b)		15,689	2,516,169
Ipsen SA		9,662	929,857
JCDecaux SA (a)		21,991	369,654
Kering SA		19,633	11,141,284
Klepierre SA		51,905	892,054
L'Oreal SA (a)		4,395	1,475,084
L'Oreal SA		65,090	21,846,018
La Francaise des Jeux SAEM (c)		21,805	792,132
Legrand SA		69,142	5,348,705
LVMH Moet Hennessy Louis Vuitton SE		71,995	31,306,536
Michelin CGDE Series B		43,998	4,578,436
Natixis SA (a)		246,777	597,370
Orange SA		516,534	6,054,230
Orpea		13,569	1,729,426
Pernod Ricard SA		54,934	9,447,588
Peugeot Citroen SA		152,773	2,454,640
Publicis Groupe SA		56,679	1,812,371
Remy Cointreau SA		5,808	929,764
Remy Cointreau SA rights 9/18/20 (a)(e)		5,808	6,842
Renault SA		49,873	1,178,189
Safran SA (a)		83,138	8,841,869
Sanofi SA		292,809	30,744,081
Sartorius Stedim Biotech		7,209	2,241,846
Schneider Electric SA		143,307	16,432,085
SCOR SE		40,377	1,039,182
SEB SA		5,765	951,403
Societe Generale Series A		210,357	3,238,512
Sodexo SA		22,862	1,569,497
Sodexo SA (a)		2,224	152,680
SR Teleperformance SA		15,219	4,433,402
Suez Environnement SA		87,896	1,158,062
Thales SA		27,848	2,012,826
Total SA		653,681	24,737,700
Ubisoft Entertainment SA (a)		23,621	1,969,408
Valeo SA		60,115	1,542,694
Veolia Environnement SA		139,709	3,200,395
VINCI SA		135,391	11,652,435
Vivendi SA		214,529	5,692,828
Wendel SA		6,803	635,077
Worldline SA (a)(c)		35,531	3,043,604

TOTAL FRANCE			358,874,389

Germany - 5.5%
adidas AG		49,404	13,611,914
Allianz SE		108,219	22,463,921
BASF AG		238,390	13,151,039
Bayer AG		255,100	16,947,178
Bayerische Motoren Werke AG (BMW)		82,964	5,345,691
Beiersdorf AG		26,233	3,132,365
Brenntag AG		40,390	2,479,734
Carl Zeiss Meditec AG		10,728	1,120,274
Commerzbank AG		256,570	1,314,384
Continental AG		28,641	2,766,686
Covestro AG (c)		45,665	1,767,575
Daimler AG (Germany)		222,159	9,787,288
Delivery Hero AG (a)(c)		33,232	3,826,877
Deutsche Bank AG (a)		509,799	4,558,530
Deutsche Borse AG		49,284	8,975,162
Deutsche Lufthansa AG (a)(b)		76,030	667,046
Deutsche Post AG		256,931	10,428,877
Deutsche Telekom AG		864,135	14,426,517
Deutsche Wohnen AG (Bearer)		88,252	4,283,005
E.ON AG		582,325	6,836,506
Evonik Industries AG		55,112	1,484,702
Fraport AG Frankfurt Airport Services Worldwide (b)		10,639	413,814
Fresenius Medical Care AG & Co. KGaA		55,136	4,857,597
Fresenius SE & Co. KGaA		108,220	5,388,484
GEA Group AG		40,412	1,458,090
Hannover Reuck SE		15,664	2,645,932
HeidelbergCement AG		38,703	2,147,838
Henkel AG & Co. KGaA		25,888	2,245,940
Hochtief AG		6,397	519,939
Infineon Technologies AG		324,741	8,279,396
KION Group AG		17,115	1,314,472
Knorr-Bremse AG		12,779	1,496,120
Lanxess AG		22,056	1,143,158
LEG Immobilien AG		17,890	2,492,155
Merck KGaA		33,837	4,306,689
Metro Wholesale & Food Specialist AG		45,565	416,075
MTU Aero Engines Holdings AG		13,810	2,388,881
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen		37,443	9,925,141
Nemetschek Se		15,381	1,130,566
Puma AG		21,728	1,685,142
RWE AG		151,449	5,705,211
SAP SE		270,890	42,760,886
Scout24 AG (c)		27,993	2,421,966
Siemens AG		198,396	25,282,800
Siemens Healthineers AG (c)		39,101	2,035,655
Symrise AG		33,355	4,166,760
TeamViewer AG (a)(c)		33,892	1,826,481
Telefonica Deutschland Holding AG		264,898	725,485
Thyssenkrupp AG (a)(b)		103,478	800,830
Uniper SE		52,570	1,818,113
United Internet AG		27,200	1,232,588
Volkswagen AG		8,093	1,265,049
Vonovia SE		133,319	8,665,639
Zalando SE (a)(c)		39,425	2,844,027

TOTAL GERMANY			305,182,190

Greece - 0.0%
Ff Group (a)(d)		5,453	7,708
Greek Organization of Football Prognostics SA		54,395	488,889
Hellenic Telecommunications Organization SA		61,014	898,393
Jumbo SA		27,837	544,652
Motor Oil (HELLAS) Corinth Refineries SA		16,201	218,321

TOTAL GREECE			2,157,963

Hong Kong - 2.2%
AIA Group Ltd.		3,135,000	28,268,118
Bank of East Asia Ltd.		336,912	766,826
Beijing Enterprises Holdings Ltd.		125,500	438,828
BOC Hong Kong (Holdings) Ltd.		961,000	2,678,296
BYD Electronic International Co. Ltd.		180,500	632,308
China Everbright International Ltd.		986,481	609,685
China Everbright Ltd.		250,000	399,985
China Jinmao Holdings Group Ltd.		1,388,000	943,803
China Merchants Holdings International Co. Ltd.		363,123	415,584
China Mobile Ltd.		1,592,000	10,867,213
China Overseas Land and Investment Ltd.		988,000	3,008,503
China Power International Development Ltd.		1,032,000	193,076
China Resources Beer Holdings Co. Ltd.		377,162	2,622,999
China Resources Pharmaceutical Group Ltd. (c)		445,000	252,635
China Resources Power Holdings Co. Ltd.		480,523	612,566
China Taiping Insurance Group Ltd.		428,577	759,796
China Unicom Ltd.		1,546,000	859,926
CITIC Pacific Ltd.		1,508,000	1,414,547
CLP Holdings Ltd.		425,500	4,023,399
CNOOC Ltd.		4,628,000	4,884,855
CSPC Pharmaceutical Group Ltd.		1,460,400	3,063,895
Far East Horizon Ltd.		488,000	401,719
Fosun International Ltd.		673,000	766,756
Galaxy Entertainment Group Ltd.		561,000	3,821,891
Guangdong Investment Ltd.		764,000	1,234,182
Hang Lung Properties Ltd.		511,000	1,254,044
Hang Seng Bank Ltd.		198,500	3,122,092
Henderson Land Development Co. Ltd.		365,625	1,368,364
Hong Kong & China Gas Co. Ltd.		2,769,929	3,968,841
Hong Kong Exchanges and Clearing Ltd.		310,614	14,836,755
Hua Hong Semiconductor Ltd. (a)(b)(c)		120,000	526,431
Lenovo Group Ltd.		1,828,000	1,101,475
Link (REIT)		547,854	4,251,889
MTR Corp. Ltd.		404,883	2,011,276
New World Development Co. Ltd.		396,588	1,934,251
PCCW Ltd.		1,067,913	602,142
Power Assets Holdings Ltd.		361,500	2,012,661
Shanghai Industrial Holdings Ltd.		121,000	176,419
Shenzhen Investment Ltd.		795,872	249,535
Sino Land Ltd.		793,770	961,705
Sino-Ocean Group Holding Ltd.		725,091	174,951
Sinotruk Hong Kong Ltd.		172,500	537,511
SJM Holdings Ltd.		517,000	582,353
Sun Art Retail Group Ltd.		632,872	878,637
Sun Hung Kai Properties Ltd.		336,281	4,089,783
Swire Pacific Ltd. (A Shares)		128,000	630,293
Swire Properties Ltd.		296,000	683,638
Techtronic Industries Co. Ltd.		355,500	3,713,111
Wharf Holdings Ltd.		388,000	658,824
Winteam Pharmaceutical Group Ltd.		714,000	364,817
Yuexiu Property Co. Ltd.		1,640,000	300,479

TOTAL HONG KONG			124,933,668

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (a)		103,642	608,671
OTP Bank PLC (a)		58,203	2,068,413
Richter Gedeon PLC		36,184	838,498

TOTAL HUNGARY			3,515,582

India - 2.4%
Adani Ports & Special Economic Zone Ltd.		128,188	539,307
Ambuja Cements Ltd.		186,541	548,020
Asian Paints Ltd.		75,165	1,721,110
Aurobindo Pharma Ltd.		73,474	857,720
Avenue Supermarts Ltd. (a)(c)		41,074	1,131,262
Axis Bank Ltd.		542,181	3,123,764
Bajaj Auto Ltd.		22,563	904,974
Bajaj Finance Ltd.		46,706	2,026,898
Bajaj Finserv Ltd.		9,689	802,576
Bandhan Bank Ltd. (a)(c)		102,651	472,836
Berger Paints India Ltd.		57,903	406,913
Bharat Forge Ltd.		59,479	303,230
Bharat Petroleum Corp. Ltd.		174,709	964,957
Bharti Airtel Ltd. (a)		636,991	4,717,491
Bharti Infratel Ltd.		85,040	218,048
Biocon Ltd.		74,014	404,647
Bosch Ltd.		1,636	285,594
Britannia Industries Ltd.		14,579	744,051
Cipla Ltd.		89,015	855,635
Coal India Ltd.		309,649	534,198
Colgate-Palmolive Ltd.		16,480	313,080
Container Corp. of India Ltd.		52,829	318,088
Dabur India Ltd.		140,991	966,443
Divi's Laboratories Ltd.		20,180	704,778
DLF Ltd.		152,026	286,418
Dr. Reddy's Laboratories Ltd.		30,203	1,826,440
Eicher Motors Ltd.		3,411	939,650
GAIL India Ltd.		402,616	519,392
Godrej Consumer Products Ltd.		103,682	957,453
Grasim Industries Ltd.		74,907	632,940
Havells India Ltd.		62,909	489,661
HCL Technologies Ltd.		282,944	2,663,269
HDFC Asset Management Co. Ltd. (c)		12,904	416,753
HDFC Standard Life Insurance Co. Ltd. (a)(c)		185,360	1,551,512
Hero Motocorp Ltd.		24,995	892,941
Hindalco Industries Ltd.		298,634	650,123
Hindustan Petroleum Corp. Ltd. (a)		154,309	442,825
Hindustan Unilever Ltd.		213,483	6,297,065
Housing Development Finance Corp. Ltd.		427,064	10,157,591
ICICI Bank Ltd.		1,244,053	5,781,070
ICICI Lombard General Insurance Co. Ltd. (c)		54,756	952,749
ICICI Prudential Life Insurance Co. Ltd. (c)		86,845	524,235
Indian Oil Corp. Ltd.		468,719	553,366
Indraprastha Gas Ltd. (a)		53,428	287,892
Info Edge India Ltd.		15,752	671,636
Infosys Ltd.		759,148	9,747,228
Infosys Ltd. sponsored ADR		127,125	1,633,556
InterGlobe Aviation Ltd. (a)(c)		22,959	300,272
ITC Ltd.		897,411	2,325,579
JSW Steel Ltd.		215,157	632,519
Jubilant Foodworks Ltd.		18,502	424,877
Larsen & Toubro Ltd.		121,857	1,485,722
LIC Housing Finance Ltd.		75,974	266,193
Lupin Ltd.		56,992	704,831
Mahindra & Mahindra Ltd.		196,530	1,590,838
Marico Ltd.		114,314	554,557
Maruti Suzuki India Ltd.		31,470	2,630,656
Motherson Sumi Systems Ltd. (a)		253,203	320,728
Nestle India Ltd.		6,078	1,340,389
NTPC Ltd.		608,459	706,566
Oil & Natural Gas Corp. Ltd.		640,746	669,653
Page Industries Ltd.		1,373	363,194
Petronet LNG Ltd.		150,661	498,416
Pidilite Industries Ltd.		33,012	597,935
Piramal Enterprises Ltd.		23,343	459,071
Power Grid Corp. of India Ltd.		485,307	1,154,968
Rec Ltd.		184,858	247,111
Reliance Industries Ltd.		739,907	20,414,599
SBI Life Insurance Co. Ltd. (a)(c)		105,641	1,287,165
Shree Cement Ltd.		2,162	626,528
Shriram Transport Finance Co. Ltd.		27,186	250,850
Siemens India Ltd.		22,487	348,786
State Bank of India (a)		465,016	1,188,298
Sun Pharmaceutical Industries Ltd.		221,919	1,574,938
Tata Consultancy Services Ltd.		233,844	7,120,818
Tata Consumer Products Ltd. (a)		109,749	627,043
Tata Motors Ltd. (a)		437,231	605,113
Tata Steel Ltd.		89,266	436,441
Tech Mahindra Ltd.		117,915	1,072,834
Titan Co. Ltd.		78,749	1,096,568
Torrent Pharmaceuticals Ltd.		13,013	462,646
Ultratech Cemco Ltd.		30,281	1,664,121
United Spirits Ltd. (a)		74,021	574,226
UPL Ltd.		126,565	807,756
Vedanta Ltd. (a)		472,867	718,263
Wipro Ltd.		300,787	1,127,951
Zee Entertainment Enterprises Ltd. (a)		222,197	411,503

TOTAL INDIA			132,431,907

Indonesia - 0.4%
PT ACE Hardware Indonesia Tbk		1,780,200	213,323
PT Adaro Energy Tbk		3,673,300	274,755
PT Astra International Tbk		5,277,000	1,858,895
PT Bank Central Asia Tbk		2,557,200	5,477,453
PT Bank Mandiri (Persero) Tbk		4,848,000	1,926,838
PT Bank Negara Indonesia (Persero) Tbk		1,902,400	601,435
PT Bank Rakyat Indonesia Tbk		14,408,500	3,129,746
PT Barito Pacific Tbk (a)		7,240,700	473,756
PT Charoen Pokphand Indonesia Tbk (a)		1,875,400	800,821
PT Gudang Garam Tbk		123,000	421,736
PT Hanjaya Mandala Sampoerna Tbk		2,393,200	280,937
PT Indah Kiat Pulp & Paper Tbk		700,800	376,041
PT Indocement Tunggal Prakarsa Tbk		376,100	319,355
PT Indofood CBP Sukses Makmur Tbk		585,800	369,177
PT Indofood Sukses Makmur Tbk		1,113,800	493,650
PT Kalbe Farma Tbk		5,436,900	584,863
PT Perusahaan Gas Negara Tbk Series B		3,209,300	278,983
PT Semen Gresik (Persero) Tbk		756,100	479,369
PT Surya Citra Media Tbk		4	0
PT Telekomunikasi Indonesia Tbk Series B		12,863,700	2,683,110
PT Unilever Indonesia Tbk		2,031,300	1,170,850
PT United Tractors Tbk		425,500	623,577
PT XL Axiata Tbk		1,044,700	179,490

TOTAL INDONESIA			23,018,160

Ireland - 0.5%
CRH PLC		177,238	6,452,974
CRH PLC sponsored ADR		28,012	1,019,357
DCC PLC (United Kingdom)		25,584	2,288,000
James Hardie Industries PLC CDI		115,314	2,386,725
Kerry Group PLC Class A		40,943	5,401,626
Kingspan Group PLC (Ireland)		39,122	2,799,588
Paddy Power Betfair PLC		13,846	2,078,870
Paddy Power Betfair PLC (Ireland)		26,152	3,953,918
Smurfit Kappa Group PLC		57,403	1,924,404

TOTAL IRELAND			28,305,462

Isle of Man - 0.0%
Gaming VC Holdings SA		152,617	1,327,709
NEPI Rockcastle PLC		97,315	506,622

TOTAL ISLE OF MAN			1,834,331

Israel - 0.4%
Azrieli Group		10,733	513,805
Bank Hapoalim BM (Reg.)		296,721	1,764,666
Bank Leumi le-Israel BM		382,205	1,912,737
Check Point Software Technologies Ltd. (a)		30,205	3,786,197
CyberArk Software Ltd. (a)		9,759	1,150,001
Elbit Systems Ltd. (Israel)		6,677	937,343
Icl Group Ltd.		178,955	561,838
Israel Discount Bank Ltd. (Class A)		292,830	888,393
Mizrahi Tefahot Bank Ltd.		35,862	739,579
NICE Systems Ltd. (a)		12,711	2,584,048
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)		283,719	3,274,117
Wix.com Ltd. (a)		13,271	3,854,960

TOTAL ISRAEL			21,967,684

Italy - 1.2%
Assicurazioni Generali SpA		284,025	4,235,621
Atlantia SpA (a)		129,782	2,079,257
Davide Campari Milano NV		152,765	1,531,910
DiaSorin S.p.A.		6,405	1,252,432
Enel SpA		2,107,593	19,306,658
Eni SpA		659,286	5,872,794
FinecoBank SpA		158,344	2,289,549
Infrastrutture Wireless Italiane SpA (c)		60,926	614,691
Intesa Sanpaolo SpA		3,853,977	7,855,732
Leonardo SpA		103,352	658,632
Mediobanca SpA		163,878	1,323,489
Moncler SpA		50,430	1,936,571
Nexi SpA (a)(c)		97,445	1,740,720
Pirelli & C. SpA (c)		103,728	410,913
Poste Italiane SpA (c)		137,573	1,256,244
Prysmian SpA		63,370	1,614,608
Recordati SpA		26,795	1,427,918
Snam Rete Gas SpA		527,110	2,794,092
Telecom Italia SpA		2,070,876	839,855
Terna SpA		363,955	2,703,513
UniCredit SpA		549,986	5,002,096

TOTAL ITALY			66,747,295

Japan - 15.3%
ABC-MART, Inc.		8,500	448,066
ACOM Co. Ltd.		101,100	354,335
Advantest Corp.		51,740	2,824,958
AEON Co. Ltd.		169,700	4,012,314
AEON MALL Co. Ltd.		26,170	310,762
Agc, Inc.		51,100	1,436,467
Air Water, Inc.		46,500	599,617
Aisin Seiki Co. Ltd.		43,000	1,226,772
Ajinomoto Co., Inc.		121,200	2,188,826
Alfresa Holdings Corp.		47,800	976,275
Amada Co. Ltd.		84,200	565,860
Ana Holdings, Inc. (a)		28,900	598,357
Aozora Bank Ltd.		30,600	489,503
Asahi Group Holdings		100,300	3,269,367
ASAHI INTECC Co. Ltd.		51,500	1,434,245
Asahi Kasei Corp.		325,700	2,342,800
Astellas Pharma, Inc.		483,600	7,543,176
Bandai Namco Holdings, Inc.		51,700	2,854,996
Bank of Kyoto Ltd.		14,500	529,427
Benesse Holdings, Inc.		18,100	469,877
Bridgestone Corp.		138,800	4,088,430
Brother Industries Ltd.		59,100	912,280
Calbee, Inc.		22,100	700,444
Canon, Inc.		259,200	4,171,183
Casio Computer Co. Ltd.		49,700	794,327
Central Japan Railway Co.		37,300	4,524,844
Chiba Bank Ltd.		143,400	657,036
Chubu Electric Power Co., Inc.		167,200	1,988,190
Chugai Pharmaceutical Co. Ltd.		174,300	7,869,513
Chugoku Electric Power Co., Inc.		72,900	887,017
Coca-Cola West Co. Ltd.		31,600	470,171
Concordia Financial Group Ltd.		272,700	808,600
Cosmos Pharmaceutical Corp.		5,200	949,563
CyberAgent, Inc.		26,600	1,504,662
Dai Nippon Printing Co. Ltd.		64,000	1,390,452
Dai-ichi Mutual Life Insurance Co.		279,800	3,300,632
Daicel Chemical Industries Ltd.		63,000	417,798
Daifuku Co. Ltd.		26,200	2,351,330
Daiichi Sankyo Kabushiki Kaisha		147,300	13,034,072
Daikin Industries Ltd.		64,600	11,366,143
Dainippon Sumitomo Pharma Co. Ltd.		46,400	579,500
Daito Trust Construction Co. Ltd.		16,800	1,312,830
Daiwa House Industry Co. Ltd.		146,500	3,232,849
Daiwa House REIT Investment Corp.		521	1,352,026
Daiwa Securities Group, Inc.		377,700	1,677,079
DENSO Corp.		112,300	4,154,269
Dentsu Group, Inc.		57,200	1,276,142
Disco Corp.		7,500	1,783,336
East Japan Railway Co.		78,300	4,513,577
Eisai Co. Ltd.		65,500	5,286,281
Electric Power Development Co. Ltd.		35,900	486,670
FamilyMart Co. Ltd.		66,800	1,499,515
Fanuc Corp.		50,300	8,486,774
Fast Retailing Co. Ltd.		15,100	8,030,210
Fuji Electric Co. Ltd.		32,300	880,458
Fujifilm Holdings Corp.		93,400	4,177,088
Fujitsu Ltd.		50,900	6,815,264
Fukuoka Financial Group, Inc.		44,200	642,826
GLP J-REIT		959	1,591,765
GMO Payment Gateway, Inc.		10,400	1,080,724
Hakuhodo DY Holdings, Inc.		59,500	649,776
Hamamatsu Photonics K.K.		36,700	1,580,955
Hankyu Hanshin Holdings, Inc.		59,200	1,686,156
Hikari Tsushin, Inc.		5,500	1,184,639
Hino Motors Ltd.		72,300	416,905
Hirose Electric Co. Ltd.		8,783	918,500
Hisamitsu Pharmaceutical Co., Inc.		13,200	574,238
Hitachi Construction Machinery Co. Ltd.		27,200	788,202
Hitachi Ltd.		251,000	7,518,466
Hitachi Metals Ltd.		54,300	703,789
Honda Motor Co. Ltd.		422,900	10,310,246
Hoshizaki Corp.		13,400	1,017,770
Hoya Corp.		98,100	9,656,625
Hulic Co. Ltd.		76,600	655,610
Idemitsu Kosan Co. Ltd.		51,693	1,076,799
Iida Group Holdings Co. Ltd.		37,500	576,732
INPEX Corp.		268,700	1,533,744
Isetan Mitsukoshi Holdings Ltd.		86,100	392,876
Isuzu Motors Ltd.		145,000	1,182,693
IT Holdings Corp.		57,000	1,223,409
ITO EN Ltd.		13,600	799,131
Itochu Corp.		348,700	7,645,709
ITOCHU Techno-Solutions Corp.		24,400	985,405
Japan Airlines Co. Ltd.		29,800	482,381
Japan Airport Terminal Co. Ltd.		13,700	470,450
Japan Exchange Group, Inc.		132,000	3,117,472
Japan Post Bank Co. Ltd.		103,700	769,999
Japan Post Holdings Co. Ltd.		407,600	2,783,826
Japan Post Insurance Co. Ltd.		56,700	747,751
Japan Prime Realty Investment Corp.		212	557,362
Japan Real Estate Investment Corp.		344	1,754,853
Japan Retail Fund Investment Corp.		668	800,805
Japan Tobacco, Inc.		312,000	5,332,847
JFE Holdings, Inc.		127,260	835,321
JGC Corp.		56,300	569,647
JSR Corp.		51,600	1,107,020
JTEKT Corp.		54,600	363,376
JX Holdings, Inc.		792,700	2,779,690
Kajima Corp.		118,000	1,296,235
Kakaku.com, Inc.		34,400	826,406
Kamigumi Co. Ltd.		25,100	454,790
Kansai Electric Power Co., Inc.		183,200	1,742,641
Kansai Paint Co. Ltd.		44,800	859,138
Kao Corp.		124,930	9,062,926
Kawasaki Heavy Industries Ltd.		36,300	495,010
KDDI Corp.		427,200	13,583,868
Keihan Electric Railway Co., Ltd.		25,600	1,035,076
Keihin Electric Express Railway Co. Ltd.		56,000	727,410
Keio Corp.		27,000	1,348,215
Keisei Electric Railway Co.		32,900	804,411
Keyence Corp.		47,340	19,775,871
Kikkoman Corp.		38,030	1,784,822
Kintetsu Group Holdings Co. Ltd.		44,800	1,735,204
Kirin Holdings Co. Ltd.		213,300	4,110,010
Kobayashi Pharmaceutical Co. Ltd.		13,100	1,158,339
Kobe Bussan Co. Ltd.		15,700	965,538
Koito Manufacturing Co. Ltd.		27,800	1,083,322
Komatsu Ltd.		226,800	4,455,920
Konami Holdings Corp.		23,800	727,305
Kose Corp.		9,000	901,233
Kubota Corp.		269,000	3,830,553
Kuraray Co. Ltd.		81,100	794,098
Kurita Water Industries Ltd.		24,800	662,786
Kyocera Corp.		83,400	4,644,572
Kyowa Hakko Kirin Co., Ltd.		70,900	1,751,024
Kyushu Electric Power Co., Inc.		95,900	800,865
Kyushu Railway Co.		38,000	745,964
Lasertec Corp.		19,700	1,712,153
Lawson, Inc.		13,100	649,710
LINE Corp. (a)		15,400	813,245
Lion Corp.		59,100	1,523,630
LIXIL Group Corp.		67,900	901,870
M3, Inc.		114,300	5,869,600
Makita Corp.		58,400	2,226,102
Marubeni Corp.		431,800	1,987,972
Marui Group Co. Ltd.		48,400	703,770
Maruichi Steel Tube Ltd.		14,500	341,491
Mazda Motor Corp.		146,600	845,701
McDonald's Holdings Co. (Japan) Ltd.		16,900	804,648
Mebuki Financial Group, Inc.		246,840	545,657
Medipal Holdings Corp.		46,600	855,797
Meiji Holdings Co. Ltd.		29,600	2,324,324
Mercari, Inc. (a)		21,700	906,089
Minebea Mitsumi, Inc.		94,900	1,556,299
Misumi Group, Inc.		73,900	1,741,123
Mitsubishi Chemical Holdings Corp.		333,700	1,792,912
Mitsubishi Corp.		350,400	7,060,488
Mitsubishi Electric Corp.		473,300	6,178,493
Mitsubishi Estate Co. Ltd.		306,100	4,397,215
Mitsubishi Gas Chemical Co., Inc.		40,300	634,643
Mitsubishi Heavy Industries Ltd.		83,500	1,942,511
Mitsubishi Materials Corp.		28,700	586,756
Mitsubishi Motors Corp. of Japan		173,200	341,291
Mitsubishi UFJ Financial Group, Inc.		3,167,700	11,870,385
Mitsubishi UFJ Lease & Finance Co. Ltd.		101,100	425,011
Mitsui & Co. Ltd.		429,200	6,416,583
Mitsui Chemicals, Inc.		47,060	895,623
Mitsui Fudosan Co. Ltd.		240,900	3,766,225
Miura Co. Ltd.		22,200	831,543
Mizuho Financial Group, Inc.		6,246,400	7,614,659
MonotaRO Co. Ltd.		32,600	1,387,398
MS&AD Insurance Group Holdings, Inc.		115,300	2,897,263
Murata Manufacturing Co. Ltd.		148,800	9,557,527
Nabtesco Corp.		28,600	856,473
Nagoya Railroad Co. Ltd.		49,000	1,234,084
NEC Corp.		64,100	3,591,239
New Hampshire Foods Ltd.		20,900	918,594
Nexon Co. Ltd.		125,700	3,241,802
NGK Insulators Ltd.		66,600	827,701
NGK Spark Plug Co. Ltd.		43,300	576,352
Nidec Corp.		115,900	9,206,753
Nihon M&A Center, Inc.		39,200	1,896,028
Nikon Corp.		77,200	539,738
Nintendo Co. Ltd.		29,000	12,754,499
Nippon Building Fund, Inc.		332	1,856,729
Nippon Express Co. Ltd.		18,700	888,982
Nippon Paint Holdings Co. Ltd.		37,900	2,570,705
Nippon Prologis REIT, Inc.		549	1,890,421
Nippon Shinyaku Co. Ltd.		11,700	898,597
Nippon Steel & Sumitomo Metal Corp.		211,070	1,730,642
Nippon Telegraph & Telephone Corp.		333,500	7,741,022
Nippon Yusen KK		39,200	510,069
Nissan Chemical Corp.		32,500	1,721,246
Nissan Motor Co. Ltd.		604,700	2,068,416
Nisshin Seifun Group, Inc.		50,395	771,948
Nissin Food Holdings Co. Ltd.		16,600	1,486,637
Nitori Holdings Co. Ltd.		20,800	4,552,794
Nitto Denko Corp.		41,200	2,335,235
NKSJ Holdings, Inc.		87,150	2,871,958
Nomura Holdings, Inc.		813,600	3,828,942
Nomura Real Estate Holdings, Inc.		30,300	501,494
Nomura Real Estate Master Fund, Inc.		1,119	1,382,695
Nomura Research Institute Ltd.		83,106	2,179,418
NSK Ltd.		92,500	622,676
NTT Data Corp.		164,900	1,874,789
NTT DOCOMO, Inc.		302,400	8,325,410
Obayashi Corp.		169,600	1,514,256
OBIC Co. Ltd.		18,100	3,233,395
Odakyu Electric Railway Co. Ltd.		76,900	1,609,277
Oji Holdings Corp.		230,400	966,902
Olympus Corp.		302,100	5,433,713
OMRON Corp.		48,100	3,464,634
Ono Pharmaceutical Co. Ltd.		96,700	2,707,198
Oracle Corp. Japan		9,800	1,173,908
Oriental Land Co. Ltd.		51,800	6,200,047
ORIX Corp.		343,600	3,716,075
ORIX JREIT, Inc.		667	856,316
Osaka Gas Co. Ltd.		98,200	1,820,795
Otsuka Corp.		27,500	1,418,450
Otsuka Holdings Co. Ltd.		101,700	4,217,859
Pan Pacific International Holdings Ltd.		106,800	2,424,452
Panasonic Corp.		572,900	4,962,101
Park24 Co. Ltd.		27,800	372,925
PeptiDream, Inc. (a)		25,000	1,002,551
Persol Holdings Co., Ltd.		48,200	609,245
Pigeon Corp.		30,200	1,168,287
Pola Orbis Holdings, Inc.		23,300	383,656
Rakuten, Inc.		224,700	2,064,841
Recruit Holdings Co. Ltd.		329,900	10,291,510
Renesas Electronics Corp. (a)		196,000	1,070,219
Resona Holdings, Inc.		547,000	1,793,215
Ricoh Co. Ltd.		177,800	1,144,990
Rinnai Corp.		9,200	750,914
ROHM Co. Ltd.		23,200	1,461,849
Ryohin Keikaku Co. Ltd.		61,200	732,515
Santen Pharmaceutical Co. Ltd.		95,000	1,597,468
SBI Holdings, Inc. Japan		60,730	1,266,176
SCSK Corp.		13,300	670,937
Secom Co. Ltd.		54,300	4,695,811
Sega Sammy Holdings, Inc.		44,000	494,223
Seibu Holdings, Inc.		55,100	490,333
Seiko Epson Corp.		74,700	792,494
Sekisui Chemical Co. Ltd.		96,400	1,304,093
Sekisui House Ltd.		161,400	2,947,772
Seven & i Holdings Co. Ltd.		195,600	5,910,940
Seven Bank Ltd.		149,800	363,692
SG Holdings Co. Ltd.		42,100	1,539,153
Sharp Corp.		57,800	562,411
Shimadzu Corp.		58,300	1,465,555
Shimamura Co. Ltd.		5,700	394,700
SHIMANO, Inc.		19,200	4,171,744
SHIMIZU Corp.		145,300	1,041,601
Shin-Etsu Chemical Co. Ltd.		91,800	10,744,159
Shinsei Bank Ltd.		39,700	448,501
Shionogi & Co. Ltd.		70,100	4,170,317
Shiseido Co. Ltd.		103,700	5,777,769
Shizuoka Bank Ltd.		107,400	697,482
Showa Denko K.K.		34,900	723,552
SMC Corp.		14,800	7,699,551
SoftBank Corp.		495,300	6,618,505
SoftBank Group Corp.		406,600	25,645,516
Sohgo Security Services Co., Ltd.		18,300	858,339
Sony Corp.		330,200	25,654,903
Square Enix Holdings Co. Ltd.		24,400	1,300,043
Stanley Electric Co. Ltd.		35,500	843,777
Subaru Corp.		160,100	3,023,872
Sumco Corp.		67,700	1,050,367
Sumitomo Chemical Co. Ltd.		396,600	1,144,436
Sumitomo Corp.		308,000	3,421,794
Sumitomo Electric Industries Ltd.		197,200	2,203,241
Sumitomo Heavy Industries Ltd.		28,800	561,170
Sumitomo Metal Mining Co. Ltd.		61,200	1,839,645
Sumitomo Mitsui Financial Group, Inc.		338,100	9,009,162
Sumitomo Mitsui Trust Holdings, Inc.		87,500	2,246,484
Sumitomo Realty & Development Co. Ltd.		80,500	2,052,913
Sumitomo Rubber Industries Ltd.		44,100	364,948
Sundrug Co. Ltd.		18,200	620,679
Suntory Beverage & Food Ltd.		36,400	1,366,870
Suzuken Co. Ltd.		17,130	606,035
Suzuki Motor Corp.		95,600	3,136,964
Sysmex Corp.		43,400	3,333,668
T&D Holdings, Inc.		142,800	1,175,456
Taiheiyo Cement Corp.		30,400	659,768
Taisei Corp.		49,800	1,710,624
Taisho Pharmaceutical Holdings Co. Ltd.		8,900	501,941
Taiyo Nippon Sanso Corp.		38,400	601,819
Takeda Pharmaceutical Co. Ltd.		409,296	14,843,860
TDK Corp.		33,600	3,740,922
Teijin Ltd.		46,200	667,208
Terumo Corp.		167,300	6,329,139
THK Co. Ltd.		32,300	749,715
Tobu Railway Co. Ltd.		50,100	1,402,994
Toho Co. Ltd.		28,300	841,237
Toho Gas Co. Ltd.		18,800	813,415
Tohoku Electric Power Co., Inc.		107,900	1,016,261
Tokio Marine Holdings, Inc.		165,600	6,992,454
Tokyo Century Corp.		10,900	604,440
Tokyo Electric Power Co., Inc. (a)		384,500	1,025,552
Tokyo Electron Ltd.		38,700	10,708,960
Tokyo Gas Co. Ltd.		97,400	2,068,007
Tokyu Corp.		129,700	1,443,430
Tokyu Fudosan Holdings Corp.		155,900	595,780
Toppan Printing Co. Ltd.		69,600	1,043,403
Toray Industries, Inc.		363,000	1,571,268
Toshiba Corp.		100,100	3,026,026
Tosoh Corp.		66,800	896,599
Toto Ltd.		37,400	1,410,792
Toyo Suisan Kaisha Ltd.		23,400	1,414,765
Toyoda Gosei Co. Ltd.		16,700	322,468
Toyota Industries Corp.		38,200	1,927,051
Toyota Motor Corp.		550,082	32,655,043
Toyota Tsusho Corp.		55,900	1,417,815
Trend Micro, Inc.		34,900	2,046,848
Tsuruha Holdings, Inc.		9,800	1,350,735
Unicharm Corp.		104,500	4,697,095
United Urban Investment Corp.		754	732,952
USS Co. Ltd.		59,100	877,106
Welcia Holdings Co. Ltd.		12,000	1,099,617
West Japan Railway Co.		42,400	1,831,043
Yahoo! Japan Corp.		687,400	3,655,412
Yakult Honsha Co. Ltd.		31,200	1,771,404
Yamada Denki Co. Ltd.		184,800	797,823
Yamaha Corp.		34,200	1,576,850
Yamaha Motor Co. Ltd.		73,900	1,077,615
Yamato Holdings Co. Ltd.		80,300	2,070,585
Yamazaki Baking Co. Ltd.		30,700	512,754
Yaskawa Electric Corp.		62,100	2,064,661
Yokogawa Electric Corp.		58,200	893,959
Yokohama Rubber Co. Ltd.		30,500	390,130
Zozo, Inc.		27,900	753,805

TOTAL JAPAN			854,214,858

Korea (South) - 3.1%
AMOREPACIFIC Corp.		7,994	1,109,665
AMOREPACIFIC Group, Inc.		7,300	325,364
BGF Retail Co. Ltd.		1,987	206,865
BS Financial Group, Inc.		70,018	300,949
Celltrion Healthcare Co. Ltd.		17,878	1,412,767
Celltrion Pharm, Inc.		4,129	406,388
Celltrion, Inc. (a)		24,471	6,067,308
Cheil Industries, Inc.		22,206	1,968,321
Cheil Worldwide, Inc.		17,542	281,644
CJ CheilJedang Corp.		2,100	677,839
CJ Corp.		4,083	281,337
CJ O Shopping Co. Ltd.		2,769	266,513
Coway Co. Ltd.		12,218	783,637
Daelim Industrial Co.		7,075	495,190
Daewoo Engineering & Construction Co. Ltd. (a)		45,993	134,226
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)		9,426	186,414
Db Insurance Co. Ltd.		12,591	495,908
Doosan Bobcat, Inc.		13,707	308,902
DuzonBizon Co. Ltd.		4,936	431,331
E-Mart Co. Ltd.		4,986	475,310
Fila Holdings Corp.		12,529	349,931
GS Engineering & Construction Corp.		15,247	343,608
GS Holdings Corp.		12,839	375,767
GS Retail Co. Ltd.		6,915	198,627
Hana Financial Group, Inc.		78,807	1,944,046
Hankook Tire Co. Ltd.		19,028	414,496
Hanmi Pharm Co. Ltd.		1,706	375,906
Hanon Systems		47,113	392,392
Hanwha Corp.		10,513	223,296
Hanwha Solutions Corp.		26,918	573,988
HLB, Inc.		12,236	855,392
Hotel Shilla Co.		8,092	475,697
Hyundai Department Store Co. Ltd.		3,564	177,923
Hyundai Engineering & Construction Co. Ltd.		19,804	568,024
Hyundai Fire & Marine Insurance Co. Ltd.		15,809	308,021
Hyundai Glovis Co. Ltd.		4,767	444,467
Hyundai Heavy Industries Co. Ltd. (a)		10,141	756,424
Hyundai Mobis		17,350	2,981,474
Hyundai Motor Co.		38,364	4,058,206
Hyundai Robotics Co. Ltd.		2,457	485,910
Hyundai Steel Co.		24,450	507,049
Industrial Bank of Korea		66,328	449,819
Kakao Corp.		14,581	4,188,261
Kangwon Land, Inc.		27,176	519,268
KB Financial Group, Inc.		102,588	3,024,798
Kia Motors Corp.		68,783	2,323,711
KMW Co. Ltd. (a)		6,797	403,548
Korea Aerospace Industries Ltd.		18,487	370,247
Korea Electric Power Corp. (a)		68,202	1,090,088
Korea Express Co. Ltd. (a)		2,312	295,801
Korea Gas Corp.		6,969	147,730
Korea Investment Holdings Co. Ltd.		10,627	432,772
Korea Zinc Co. Ltd.		2,155	746,049
Korean Air Lines Co. Ltd. (a)		21,651	315,026
KT&G Corp.		30,564	2,067,656
Kumho Petro Chemical Co. Ltd.		4,639	328,182
LG Chemical Ltd.		11,786	5,598,020
LG Corp.		25,021	1,548,303
LG Display Co. Ltd. (a)		61,337	646,837
LG Electronics, Inc.		27,823	1,644,913
LG Household & Health Care Ltd.		2,565	2,940,658
LG Innotek Co. Ltd.		3,631	488,846
LG Telecom Ltd.		55,663	532,956
Lotte Chemical Corp.		4,348	612,645
Lotte Confectionery Co. Ltd.		6,780	175,756
Lotte Shopping Co. Ltd.		2,878	187,477
Meritz Securities Co. Ltd.		81,455	209,792
Mirae Asset Daewoo Co. Ltd.		74,737	493,097
NAVER Corp.		31,957	8,043,631
NCSOFT Corp.		4,275	2,899,190
Netmarble Corp. (a)(c)		5,444	582,704
Orion Corp./Republic of Korea		6,001	672,432
Ottogi Corp.		294	137,183
Pearl Abyss Corp. (a)		1,502	236,756
POSCO		19,277	3,099,115
POSCO Chemtech Co. Ltd.		5,667	358,257
Posco International Corp.		12,643	146,426
S-Oil Corp.		11,612	592,320
S1 Corp.		4,192	317,241
Samsung Biologics Co. Ltd. (a)(c)		4,294	2,631,999
Samsung Card Co. Ltd.		7,210	170,624
Samsung Electro-Mechanics Co. Ltd.		14,636	1,719,564
Samsung Electronics Co. Ltd.		1,235,664	59,827,192
Samsung Engineering Co. Ltd. (a)		40,006	398,100
Samsung Fire & Marine Insurance Co. Ltd.		8,023	1,150,590
Samsung Heavy Industries Co. Ltd. (a)		122,569	586,268
Samsung Life Insurance Co. Ltd.		17,711	704,228
Samsung SDI Co. Ltd.		14,275	4,744,964
Samsung SDS Co. Ltd.		9,074	1,263,376
Samsung Securities Co. Ltd.		15,793	382,325
Shinhan Financial Group Co. Ltd.		119,192	2,979,759
Shinsegae Co. Ltd.		1,880	328,567
SK C&C Co. Ltd.		9,202	1,704,416
SK Energy Co. Ltd.		14,566	1,546,905
SK Hynix, Inc.		141,818	9,819,319
SK Telecom Co. Ltd.		5,326	982,751
STX Pan Ocean Co. Ltd. (Korea) (a)		67,085	197,183
ViroMed Co. Ltd.		6,062	274,241
Woori Financial Group, Inc.		143,912	1,022,906
Woori Investment & Securities Co. Ltd.		28,356	208,190
Yuhan Corp.		12,242	586,579

TOTAL KOREA (SOUTH)			175,524,079

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands) (a)		188,569	2,074,646
Aroundtown SA		301,301	1,812,919
Eurofins Scientific SA		3,435	2,232,725
Globant SA (a)(b)		9,737	1,683,917
Reinet Investments SCA		38,029	720,613
SES SA (France) (depositary receipt)		97,622	689,503
Tenaris SA		119,010	701,393

TOTAL LUXEMBOURG			9,915,716

Malaysia - 0.5%
AMMB Holdings Bhd		419,100	287,151
Axiata Group Bhd		702,334	530,992
Bumiputra-Commerce Holdings Bhd		1,698,443	1,441,494
Carlsberg Brewery BHD		38,700	231,120
Dialog Group Bhd		994,822	890,231
DiGi.com Bhd		831,700	833,993
Fraser & Neave Holdings BHD		37,200	285,304
Gamuda Bhd		448,100	377,467
Genting Bhd		543,700	493,397
Genting Malaysia Bhd		755,700	407,536
Genting Plantations Bhd		70,900	169,460
Hap Seng Consolidated Bhd		158,100	334,251
Hartalega Holdings Bhd		442,000	2,124,113
Hong Leong Bank Bhd		165,200	586,550
Hong Leong Credit Bhd		58,700	187,340
IHH Healthcare Bhd		556,700	711,154
IJM Corp. Bhd		734,700	278,058
IOI Corp. Bhd		637,000	690,367
IOI Properties Group Bhd		30	7
Kuala Lumpur Kepong Bhd		109,041	600,054
Malayan Banking Bhd		1,022,020	1,850,437
Malaysia Airports Holdings Bhd		275,902	344,732
Maxis Bhd		598,000	747,477
MISC Bhd		337,800	628,925
Nestle (Malaysia) BHD		17,500	585,544
Petronas Chemicals Group Bhd		643,800	942,152
Petronas Dagangan Bhd		73,900	375,017
Petronas Gas Bhd		209,000	831,244
PPB Group Bhd		161,580	752,185
Press Metal Bhd		361,500	413,406
Public Bank Bhd		755,600	3,033,177
QL Resources Bhd		181,500	417,517
RHB Capital Bhd		407,574	482,684
Sime Darby Bhd		696,085	357,844
Sime Darby Plantation Bhd		530,485	653,634
Sime Darby Property Bhd		10	1
SP Setia Bhd		13	2
Telekom Malaysia Bhd		290,626	274,298
Tenaga Nasional Bhd		595,200	1,606,450
Top Glove Corp. Bhd		400,300	2,452,262
Westports Holdings Bhd		201,800	186,878
YTL Corp. Bhd		791,122	145,799

TOTAL MALAYSIA			28,541,704

Mexico - 0.5%
Alfa SA de CV Series A		766,800	414,840
America Movil S.A.B. de CV Series L		8,733,800	5,490,266
CEMEX S.A.B. de CV unit		4,033,594	1,236,087
Coca-Cola FEMSA S.A.B. de CV unit		144,800	598,069
Embotelladoras Arca S.A.B. de CV		112,900	556,814
Fibra Uno Administracion SA de CV		800,400	645,571
Fomento Economico Mexicano S.A.B. de CV unit		506,100	3,105,505
Gruma S.A.B. de CV Series B		57,045	669,391
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		96,900	643,228
Grupo Aeroportuario del Sureste S.A.B. de CV Series B (a)		56,845	565,002
Grupo Bimbo S.A.B. de CV Series A		408,400	735,689
Grupo Carso SA de CV Series A1		134,300	265,160
Grupo Financiero Banorte S.A.B. de CV Series O (a)		674,400	2,421,234
Grupo Financiero Inbursa S.A.B. de CV Series O (a)		588,300	422,688
Grupo Mexico SA de CV Series B		810,324	2,046,655
Grupo Televisa SA de CV (a)		625,000	699,281
Industrias Penoles SA de CV		37,210	555,249
Infraestructura Energetica Nova S.A.B. de CV		136,100	404,722
JB y Co. SA de CV		137,500	275,494
Kimberly-Clark de Mexico SA de CV Series A		390,100	638,393
Megacable Holdings S.A.B. de CV unit		75,900	225,432
Mexichem S.A.B. de CV		273,637	433,294
Promotora y Operadora de Infraestructura S.A.B. de CV (a)		57,535	422,380
Wal-Mart de Mexico SA de CV Series V		1,364,800	3,203,033

TOTAL MEXICO			26,673,477

Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit		684,000	707,802
HKT Trust/HKT Ltd. unit		995,860	1,467,391

TOTAL MULTI-NATIONAL			2,175,193

Netherlands - 3.3%
ABN AMRO Group NV GDR (c)		109,665	907,360
Adyen BV (a)(c)		4,682	7,814,984
AEGON NV		471,962	1,383,032
AerCap Holdings NV (a)		33,542	903,286
Airbus Group NV		152,402	11,155,211
Akzo Nobel NV		51,778	4,863,494
Altice Europe NV Class A (a)		158,433	748,371
ASML Holding NV (Netherlands)		110,428	39,261,311
CNH Industrial NV		265,668	1,810,066
EXOR NV		28,370	1,592,389
Ferrari NV		32,656	5,822,001
Fiat Chrysler Automobiles NV (Italy)		285,237	2,896,276
Heineken Holding NV		29,893	2,582,834
Heineken NV (Bearer)		67,192	6,509,199
ING Groep NV (Certificaten Van Aandelen)		1,011,611	7,053,845
Koninklijke Ahold Delhaize NV		285,863	8,233,099
Koninklijke DSM NV		44,704	6,824,616
Koninklijke KPN NV		926,997	2,395,752
Koninklijke Philips Electronics NV		237,385	12,265,891
NN Group NV		75,873	2,770,613
Prosus NV		126,469	12,308,838
QIAGEN NV (Germany) (a)		59,905	2,975,730
Randstad NV		31,380	1,502,959
STMicroelectronics NV (France)		165,440	4,648,392
Takeaway.com Holding BV (a)(c)		31,511	3,405,983
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit		36,094	1,892,854
Unilever NV		378,978	22,393,919
Vopak NV		18,721	1,022,129
Wolters Kluwer NV		70,851	5,580,064
X5 Retail Group NV GDR		31,126	1,165,862

TOTAL NETHERLANDS			184,690,360

New Zealand - 0.2%
Auckland International Airport Ltd.		321,386	1,359,854
Fisher & Paykel Healthcare Corp.		148,877	3,554,468
Mercury Nz Ltd.		172,268	533,539
Meridian Energy Ltd.		338,916	1,092,378
Ryman Healthcare Group Ltd.		101,612	896,275
Spark New Zealand Ltd.		481,589	1,574,592
The a2 Milk Co. Ltd. (a)		190,852	2,637,782

TOTAL NEW ZEALAND			11,648,888

Norway - 0.4%
DNB ASA		245,784	3,775,082
Equinor ASA		259,633	3,830,948
Gjensidige Forsikring ASA (a)		50,381	1,031,770
Mowi ASA		114,377	2,058,368
Norsk Hydro ASA		346,340	978,316
Orkla ASA		195,760	1,924,941
Schibsted ASA (B Shares)		25,143	826,512
Telenor ASA		187,070	2,891,877
Yara International ASA		46,238	1,931,949

TOTAL NORWAY			19,249,763

Pakistan - 0.0%
Habib Bank Ltd.		140,861	103,413
MCB Bank Ltd.		96,890	102,986
Oil & Gas Development Co. Ltd.		156,244	107,236

TOTAL PAKISTAN			313,635

Papua New Guinea - 0.0%
Oil Search Ltd. ADR		502,376	1,048,054
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR		54,986	652,134
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.		501,450	493,490
Aboitiz Power Corp.		376,200	196,900
Altus Property Ventures, Inc. (a)		6,429	1,847
Ayala Corp.		71,710	1,066,056
Ayala Land, Inc.		2,058,500	1,396,713
Bank of the Philippine Islands (BPI)		221,056	307,129
BDO Unibank, Inc.		502,204	898,546
DMCI Holdings, Inc.		4	0
Globe Telecom, Inc.		8,285	347,864
GT Capital Holdings, Inc.		26,381	236,760
International Container Terminal Services, Inc.		252,370	495,698
JG Summit Holdings, Inc.		738,320	940,832
Jollibee Food Corp.		117,390	323,062
Manila Electric Co.		54,280	293,190
Megaworld Corp.		2,862,400	175,219
Metro Pacific Investments Corp.		3,853,200	245,744
Metropolitan Bank & Trust Co.		458,271	320,220
Philippine Long Distance Telephone Co.		23,185	628,186
PUREGOLD Price Club, Inc.		262,300	256,177
Robinsons Land Corp.		534,206	167,911
SM Investments Corp.		61,178	1,117,542
SM Prime Holdings, Inc.		2,631,000	1,614,089
Universal Robina Corp.		224,230	560,254

TOTAL PHILIPPINES			12,083,429

Poland - 0.2%
Bank Polska Kasa Opieki SA		46,862	632,859
Bank Zachodni WBK SA (a)		9,155	367,632
BRE Bank SA		3,793	189,784
CD Projekt RED SA (a)		17,647	1,894,107
Cyfrowy Polsat SA		72,193	536,626
Dino Polska SA (a)(c)		12,481	692,472
Grupa Lotos SA		23,436	303,795
KGHM Polska Miedz SA (Bearer) (a)		35,816	1,205,390
LPP SA (a)		331	609,796
Orange Polska SA (a)		162,069	304,419
Polish Oil & Gas Co. SA		439,963	601,207
Polska Grupa Energetyczna SA (a)		215,985	381,874
Polski Koncern Naftowy Orlen SA		79,253	1,127,425
Powszechna Kasa Oszczednosci Bank SA		230,750	1,340,012
Powszechny Zaklad Ubezpieczen SA		154,689	1,115,970

TOTAL POLAND			11,303,368

Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)(d)		82,039	1
Energias de Portugal SA		659,023	3,326,429
Energias de Portugal SA rights 8/3/20 (a)		659,023	66,917
Galp Energia SGPS SA Class B		131,538	1,377,309
Jeronimo Martins SGPS SA		63,947	1,076,790

TOTAL PORTUGAL			5,847,446

Qatar - 0.2%
Barwa Real Estate Co. (a)		484,295	420,982
Industries Qatar QSC (a)		462,211	992,719
Masraf al Rayan (a)		927,843	1,003,528
Mesaieed Petrochemical Holding Co. (a)		1,119,299	640,961
Ooredoo Qsc (a)		213,843	393,504
Qatar Electricity & Water Co. (a)		135,772	630,197
Qatar Fuel Co. (a)		123,269	545,079
Qatar International Islamic Bank QSC (a)		187,631	423,084
Qatar Islamic Bank (a)		304,986	1,348,606
Qatar National Bank SAQ (a)		1,175,242	5,810,040
The Commercial Bank of Qatar (a)		520,547	590,458

TOTAL QATAR			12,799,158

Russia - 0.8%
Alrosa Co. Ltd.		701,861	645,973
Gazprom OAO		2,503,652	6,157,488
Gazprom OAO sponsored ADR (Reg. S)		276,218	1,339,105
Inter Rao Ues JSC		9,815,000	763,499
Lukoil PJSC		102,822	7,060,286
Lukoil PJSC sponsored ADR		4,724	321,704
Magnit OJSC GDR (Reg. S)		92,741	1,375,349
Magnitogorsk Iron & Steel Works PJSC		578,800	311,626
MMC Norilsk Nickel PJSC		13,416	3,553,177
MMC Norilsk Nickel PJSC sponsored ADR		29,037	762,802
Mobile TeleSystems OJSC sponsored ADR		120,932	1,071,458
Moscow Exchange MICEX-RTS OAO		351,425	629,838
NOVATEK OAO GDR (Reg. S)		23,493	3,444,074
Novolipetsk Steel OJSC		309,020	605,633
PhosAgro OJSC GDR (Reg. S)		34,475	407,495
Polyus PJSC		8,803	2,011,276
Rosneft Oil Co. OJSC		241,443	1,159,720
Rosneft Oil Co. OJSC GDR (Reg. S)		64,812	307,079
Sberbank of Russia		2,797,856	8,377,584
Severstal PAO		43,863	537,207
Severstal PAO GDR (Reg. S)		9,813	119,817
Surgutneftegas OJSC		1,105,600	553,396
Surgutneftegas OJSC sponsored ADR		79,195	390,748
Tatneft PAO		331,463	2,459,847
Tatneft PAO sponsored ADR		5,885	262,589
VTB Bank OJSC		833,820,334	432,751

TOTAL RUSSIA			45,061,521

Saudi Arabia - 0.7%
Abdullah Al Othaim Markets Co.		11,336	357,877
Advanced Polypropylene Co.		26,841	368,577
Al Rajhi Bank		314,426	4,938,058
Alinma Bank		250,590	979,535
Almarai Co. Ltd.		63,497	907,487
Arab National Bank		162,089	838,451
Bank Al-Jazira		104,626	334,210
Bank Albilad		93,270	584,927
Banque Saudi Fransi		156,294	1,256,470
Bupa Arabia for Cooperative Insurance Co.		15,181	483,311
Dar Al Arkan Real Estate Development Co. (a)		140,582	272,138
Emaar The Economic City (a)		105,641	199,992
Etihad Etisalat Co. (a)		100,915	735,928
Jarir Marketing Co.		15,928	642,148
National Commercial Bank		378,990	3,668,232
National Industrialization Co. (a)		83,373	229,418
Rabigh Refining & Petrochemical Co. (a)		60,654	206,363
Riyad Bank		353,254	1,595,596
SABIC		232,531	5,511,947
Sahara International Petrochemical Co.		92,660	359,730
Samba Financial Group		256,021	1,761,237
Saudi Airlines Catering Co.		10,126	222,208
Saudi Arabian Fertilizers Co.		54,174	1,126,699
Saudi Arabian Mining Co. (a)		114,651	1,105,118
Saudi Arabian Oil Co.		308,915	2,718,162
Saudi Cement Co.		19,230	287,137
Saudi Electricity Co.		221,685	926,840
Saudi Industrial Investment Group		59,274	288,910
Saudi Kayan Petrochemical Co. (a)		185,197	401,464
Saudi Telecom Co.		154,654	4,008,204
The Co. for Cooperative Insurance (a)		15,525	337,374
The Saudi British Bank		190,819	1,233,322
The Savola Group		67,055	831,393
Yanbu National Petrochemical Co.		67,746	935,698

TOTAL SAUDI ARABIA			40,654,161

Singapore - 0.7%
Ascendas Real Estate Investment Trust		804,252	2,081,778
BOC Aviation Ltd. Class A (c)		52,900	305,784
CapitaCommercial Trust (REIT)		693,246	817,486
CapitaLand Ltd.		650,500	1,312,865
CapitaMall Trust		691,900	956,291
City Developments Ltd.		114,900	688,093
DBS Group Holdings Ltd.		466,129	6,733,540
Genting Singapore Ltd.		1,541,900	827,160
Jardine Cycle & Carriage Ltd.		25,000	366,567
Keppel Corp. Ltd.		380,700	1,499,158
Mapletree Commercial Trust		583,400	785,560
Mapletree Logistics Trust (REIT)		680,500	1,059,993
Oversea-Chinese Banking Corp. Ltd.		860,389	5,389,273
Singapore Airlines Ltd.		360,050	898,166
Singapore Exchange Ltd.		212,000	1,264,649
Singapore Technologies Engineering Ltd.		421,300	1,007,704
Singapore Telecommunications Ltd.		2,122,900	3,852,795
Suntec (REIT)		515,500	505,821
United Overseas Bank Ltd.		306,653	4,317,524
UOL Group Ltd.		117,577	569,530
Venture Corp. Ltd.		71,300	931,137
Wilmar International Ltd.		506,800	1,713,089
Yangzijiang Shipbuilding Holdings Ltd.		655,200	439,054

TOTAL SINGAPORE			38,323,017

South Africa - 1.1%
Absa Group Ltd.		184,074	853,726
Anglo American Platinum Ltd.		14,335	1,093,649
AngloGold Ashanti Ltd.		107,800	3,516,858
Aspen Pharmacare Holdings Ltd. (a)		103,105	798,843
Bidcorp Ltd.		87,654	1,439,384
Bidvest Group Ltd.		73,492	567,170
Capitec Bank Holdings Ltd.		11,977	619,472
Clicks Group Ltd.		64,081	855,738
Discovery Ltd.		100,460	651,348
Exxaro Resources Ltd.		63,685	500,538
FirstRand Ltd.		1,236,019	2,807,006
Gold Fields Ltd.		229,230	3,031,363
Growthpoint Properties Ltd.		810,851	630,418
Impala Platinum Holdings Ltd.		209,448	1,848,717
Kumba Iron Ore Ltd.		16,410	528,000
Life Healthcare Group Holdings Ltd.		354,766	360,499
MMI Holdings Ltd.		246,736	238,743
Mr Price Group Ltd.		64,013	474,431
MTN Group Ltd.		445,725	1,542,094
MultiChoice Group Ltd.		112,043	691,840
Naspers Ltd. Class N		115,293	20,977,705
Nedbank Group Ltd.		96,060	589,945
Northam Platinum Ltd. (a)		96,398	755,845
Old Mutual Ltd.		1,195,514	802,196
Pick 'n Pay Stores Ltd.		84,660	223,069
PSG Group Ltd.		43,127	389,269
Rand Merchant Insurance Holdings Ltd.		193,033	359,218
Remgro Ltd.		133,955	724,327
RMB Holdings Ltd.		290,845	23,140
Sanlam Ltd.		487,151	1,723,975
Sasol Ltd. (a)		145,452	1,159,276
Shoprite Holdings Ltd.		132,969	813,430
Sibanye Stillwater Ltd. (a)		598,285	1,692,424
Spar Group Ltd.		49,020	473,173
Standard Bank Group Ltd.		336,729	2,139,503
Steinhoff Africa Retail Ltd. (c)		244,168	143,698
Tiger Brands Ltd.		40,906	421,964
Vodacom Group Ltd.		163,132	1,225,655
Woolworths Holdings Ltd.		260,514	483,575

TOTAL SOUTH AFRICA			58,171,224

Spain - 1.5%
ACS Actividades de Construccion y Servicios SA		74,509	1,728,348
Aena Sme SA (a)(c)		17,481	2,271,269
Amadeus IT Holding SA Class A		111,909	5,588,206
Banco Bilbao Vizcaya Argentaria SA		1,730,495	5,388,276
Banco Santander SA (Spain)		4,311,915	9,246,780
Bankinter SA		171,963	887,635
CaixaBank SA		934,520	2,010,197
Cellnex Telecom SA (b)(c)		81,878	5,132,973
Enagas SA		65,404	1,646,401
Endesa SA		82,214	2,328,129
Ferrovial SA		125,694	3,070,790
Gas Natural SDG SA		77,677	1,440,204
Grifols SA		77,545	2,256,200
Iberdrola SA		1,571,956	20,220,406
Inditex SA		283,220	7,504,732
MAPFRE SA (Reg.)		294,472	529,329
Red Electrica Corporacion SA		112,840	2,195,836
Repsol SA		406,017	3,201,741
Siemens Gamesa Renewable Energy SA		61,430	1,438,184
Telefonica SA		1,313,115	5,499,345

TOTAL SPAIN			83,584,981

Sweden - 1.9%
Alfa Laval AB		82,059	1,935,517
ASSA ABLOY AB (B Shares)		260,044	5,740,782
Atlas Copco AB:
(A Shares)		168,636	7,430,870
(B Shares)		107,242	4,128,310
Boliden AB		71,809	1,945,647
Electrolux AB (B Shares)		59,570	1,112,998
Epiroc AB:
Class A		150,937	2,110,421
Class B		120,704	1,637,972
EQT AB		60,471	1,411,860
Ericsson (B Shares)		759,747	8,839,711
Essity AB Class B		157,252	5,166,931
Evolution Gaming Group AB (c)		32,952	2,245,763
H&M Hennes & Mauritz AB (B Shares)		208,993	3,257,652
Hexagon AB (B Shares) (a)		72,972	4,727,227
Husqvarna AB (B Shares)		107,240	1,019,844
ICA Gruppen AB		25,595	1,255,511
Industrivarden AB (C Shares)		40,142	982,485
Investor AB (B Shares)		117,754	6,928,205
Kinnevik AB (B Shares)		63,101	2,204,148
Latour Investment AB Class B		37,570	767,206
Lundbergfoeretagen AB		19,226	897,329
Lundin Petroleum AB		47,240	1,088,420
Nibe Industrier AB (B Shares)		81,531	1,949,991
Sandvik AB		292,433	5,465,145
Securitas AB (B Shares)		82,298	1,223,649
Skandinaviska Enskilda Banken AB (A Shares) (a)		421,312	4,061,347
Skanska AB (B Shares) (a)		88,674	1,782,509
SKF AB (B Shares)		99,107	1,822,355
Svenska Cellulosa AB (SCA) (B Shares)		158,136	1,905,492
Svenska Handelsbanken AB (A Shares) (a)		402,950	3,800,009
Swedbank AB (A Shares) (a)		234,530	3,792,418
Swedish Match Co. AB		44,043	3,375,846
Tele2 AB (B Shares)		130,862	1,848,847
Telia Co. AB		655,051	2,552,558
Volvo AB (B Shares)		385,126	6,618,853

TOTAL SWEDEN			107,033,828

Switzerland - 6.5%
ABB Ltd. (Reg.)		477,598	11,994,095
Adecco SA (Reg.)		40,690	1,920,712
Alcon, Inc. (Switzerland) (a)		127,671	7,677,989
Baloise Holdings AG		12,107	1,837,463
Banque Cantonale Vaudoise		7,635	798,939
Barry Callebaut AG		783	1,625,846
Clariant AG (Reg.)		50,971	958,615
Coca-Cola HBC AG		50,769	1,331,126
Compagnie Financiere Richemont SA Series A		135,460	8,409,508
Credit Suisse Group AG		630,548	6,724,338
Ems-Chemie Holding AG		2,128	1,830,050
Galenica AG		11,980	1,685,230
Geberit AG (Reg.)		9,628	5,297,479
Givaudan SA		2,392	9,836,873
Julius Baer Group Ltd.		58,251	2,557,214
Kuehne & Nagel International AG		14,042	2,409,042
LafargeHolcim Ltd. (Reg.)		135,636	6,378,770
Lindt & Spruengli AG		26	2,220,327
Lindt & Spruengli AG (participation certificate)		283	2,184,659
Logitech International SA (Reg.)		42,601	3,087,414
Lonza Group AG		19,305	12,072,101
Nestle SA (Reg. S)		771,850	91,789,761
Novartis AG		557,781	45,942,906
Partners Group Holding AG		4,847	4,670,249
Roche Holding AG (participation certificate)		182,326	63,149,807
Schindler Holding AG:
(participation certificate)		10,780	2,716,954
(Reg.)		4,991	1,238,814
SGS SA (Reg.)		1,571	4,107,223
Sika AG		36,744	8,055,516
Sonova Holding AG Class B		14,222	3,197,248
Straumann Holding AG		2,678	2,623,096
Swatch Group AG (Bearer)		6,018	1,256,835
Swatch Group AG (Bearer) (Reg.)		21,980	870,980
Swiss Life Holding AG		8,302	3,021,963
Swiss Prime Site AG		19,788	1,799,106
Swiss Re Ltd.		76,478	6,034,814
Swisscom AG		6,711	3,564,817
Temenos Group AG		17,010	2,510,907
UBS Group AG		951,296	11,124,718
Zurich Insurance Group Ltd.		38,799	14,347,986

TOTAL SWITZERLAND			364,861,490

Taiwan - 3.7%
Accton Technology Corp.		134,000	1,047,374
Acer, Inc.		754,288	521,492
Advantech Co. Ltd.		102,937	1,083,289
ASE Technology Holding Co. Ltd.		844,840	2,159,481
Asia Cement Corp.		549,466	747,605
ASUSTeK Computer, Inc.		187,000	1,378,840
AU Optronics Corp.		2,261,000	768,451
Catcher Technology Co. Ltd.		183,000	1,346,230
Cathay Financial Holding Co. Ltd.		2,037,879	2,748,451
Chang Hwa Commercial Bank		1,340,799	867,624
Cheng Shin Rubber Industry Co. Ltd.		454,899	525,980
Chicony Electronics Co. Ltd.		150,493	445,400
China Airlines Ltd.		650,490	177,012
China Development Finance Holding Corp.		3,234,800	951,865
China Life Insurance Co. Ltd.		687,256	475,148
China Steel Corp.		3,072,426	2,071,863
Chinatrust Financial Holding Co. Ltd.		4,544,579	3,002,685
Chunghwa Telecom Co. Ltd.		984,000	3,668,885
Compal Electronics, Inc.		1,059,000	672,650
Delta Electronics, Inc.		504,621	3,437,239
E.SUN Financial Holdings Co. Ltd.		2,922,246	2,697,121
ECLAT Textile Co. Ltd.		49,941	588,502
EVA Airways Corp.		583,422	215,589
Evergreen Marine Corp. (Taiwan) (a)		604,120	226,324
Far Eastern Textile Ltd.		752,664	656,229
Far EasTone Telecommunications Co. Ltd.		407,000	874,658
Feng Tay Enterprise Co. Ltd.		84,379	504,343
First Financial Holding Co. Ltd.		2,591,278	2,082,766
Formosa Chemicals & Fibre Corp.		913,590	2,097,131
Formosa Petrochemical Corp.		289,000	802,176
Formosa Plastics Corp.		992,480	2,653,419
Formosa Taffeta Co. Ltd.		193,000	198,508
Foxconn Technology Co. Ltd.		235,535	434,780
Fubon Financial Holding Co. Ltd.		1,718,398	2,443,400
Giant Manufacturing Co. Ltd.		77,000	809,022
GlobalWafers Co. Ltd.		56,000	803,896
Highwealth Construction Corp.		177,480	258,707
HIWIN Technologies Corp.		63,202	665,126
Hon Hai Precision Industry Co. Ltd. (Foxconn)		3,234,990	8,637,805
Hotai Motor Co. Ltd.		78,000	1,779,852
Hua Nan Financial Holdings Co. Ltd.		2,074,630	1,420,205
Innolux Corp.		2,114,427	597,703
Inventec Corp.		639,280	544,309
Largan Precision Co. Ltd.		26,000	3,387,031
Lite-On Technology Corp.		566,910	957,657
MediaTek, Inc.		391,970	9,358,047
Mega Financial Holding Co. Ltd.		2,812,246	3,098,432
Micro-Star International Co. Ltd.		174,000	773,347
Nan Ya Plastics Corp.		1,337,780	2,783,814
Nanya Technology Corp.		339,000	699,659
Nien Made Enterprise Co. Ltd.		41,000	449,629
Novatek Microelectronics Corp.		153,000	1,511,137
Pegatron Corp.		514,000	1,080,097
Phison Electronics Corp.		39,000	391,169
Pou Chen Corp.		599,000	541,634
Powertech Technology, Inc.		202,000	675,581
President Chain Store Corp.		150,000	1,430,420
Quanta Computer, Inc.		754,000	2,100,579
Realtek Semiconductor Corp.		127,090	1,620,980
Ruentex Development Co. Ltd.		133,694	231,308
Shin Kong Financial Holding Co. Ltd.		2,918,180	845,777
Sinopac Holdings Co.		2,710,314	983,068
Standard Foods Corp.		103,986	217,095
Synnex Technology International Corp.		364,500	543,733
Taishin Financial Holdings Co. Ltd.		2,546,301	1,157,725
Taiwan Business Bank		1,435,290	493,714
Taiwan Cement Corp.		1,201,942	1,842,088
Taiwan Cooperative Financial Holding Co. Ltd.		2,351,329	1,713,727
Taiwan High Speed Rail Corp.		491,000	556,852
Taiwan Mobile Co. Ltd.		430,600	1,539,847
Taiwan Semiconductor Manufacturing Co. Ltd.		5,987,000	86,932,115
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		74,938	5,911,859
Tatung Co. Ltd. (a)		188,000	102,445
The Shanghai Commercial & Savings Bank Ltd.		885,616	1,277,360
Unified-President Enterprises Corp.		1,252,080	3,048,965
United Microelectronics Corp.		2,913,000	2,203,836
Vanguard International Semiconductor Corp.		246,000	797,602
Walsin Technology Corp.		81,000	484,146
Win Semiconductors Corp.		87,000	939,275
Winbond Electronics Corp.		769,000	343,093
Wistron Corp.		759,666	892,598
Wiwynn Corp.		20,000	534,024
WPG Holding Co. Ltd.		438,320	595,633
Yageo Corp.		98,519	1,305,221
Yuanta Financial Holding Co. Ltd.		2,445,372	1,499,104

TOTAL TAIWAN			207,940,558

Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)		301,500	1,788,314
Airports of Thailand PCL (For. Reg.)		1,225,300	2,023,179
Asset World Corp. PCL		2,018,900	260,211
B. Grimm Power PCL		244,800	384,585
Bangkok Bank PCL (For. Reg.)		121,700	388,238
Bangkok Commercial Asset Management PCL		554,100	437,027
Bangkok Dusit Medical Services PCL (For. Reg.)		2,431,000	1,722,510
Bangkok Expressway and Metro PCL		2,031,800	576,513
Berli Jucker PCL (For. Reg)		308,300	365,729
BTS Group Holdings PCL (For. Reg.)		1,948,800	656,056
Bumrungrad Hospital PCL (For. Reg.)		119,900	440,159
C.P. ALL PCL (For. Reg.)		1,514,700	3,314,469
Central Pattana PCL (For. Reg.)		570,500	882,546
Central Retail Corp. PCL		488,466	461,999
Charoen Pokphand Foods PCL (For. Reg.)		1,021,700	1,105,559
Electricity Generating PCL (For. Reg.)		73,900	561,536
Energy Absolute PCL		377,400	571,727
Global Power Synergy Public Co. Ltd.		177,900	390,707
Gulf Energy Development PCL		492,400	532,815
Home Product Center PCL (For. Reg.)		1,578,067	789,286
Indorama Ventures PCL (For. Reg.)		518,500	415,598
Intouch Holdings PCL (For. Reg.)		583,300	1,061,311
IRPC PCL (For. Reg.)		2,817,000	229,406
Kasikornbank PCL (For. Reg.)		466,700	1,219,495
Krung Thai Bank PCL (For. Reg.)		921,755	291,096
Krungthai Card PCL (For. Reg.)		197,500	194,714
Land & House PCL (For. Reg.)		2,392,000	567,515
Minor International PCL:
warrants 9/30/21 (a)		36,068	1,145
(For. Reg.)		854,276	498,487
Muangthai Leasing PCL		182,509	292,576
Osotspa PCL		220,000	299,776
PTT Exploration and Production PCL (For. Reg.)		347,744	1,014,579
PTT Global Chemical PCL (For. Reg.)		571,739	861,550
PTT PCL (For. Reg.)		2,874,700	3,594,527
Ratchaburi Electric Generating Holding PCL (For. Reg.)		181,000	346,738
Siam Cement PCL (For. Reg.)		203,500	2,492,369
Siam Commercial Bank PCL (For. Reg.)		209,900	450,891
Srisawad Corp. PCL		181,100	278,705
Thai Oil PCL (For. Reg.)		285,200	384,046
Thai Union Frozen Products PCL (For. Reg.)		828,700	356,030
TMB Bank PCL (For. Reg.)		6,186,688	188,437
Total Access Communication PCL (For. Reg.)		143,100	168,609
True Corp. PCL (For. Reg.)		2,917,012	314,240

TOTAL THAILAND			33,175,005

Turkey - 0.1%
Akbank TAS (a)		782,500	586,343
Anadolu Efes Biracilik Ve Malt Sanayii A/S		57,165	158,260
Aselsan A/S		86,469	435,993
Bim Birlesik Magazalar A/S JSC		120,468	1,230,865
Eregli Demir ve Celik Fabrikalari T.A.S.		390,315	426,427
Ford Otomotiv Sanayi A/S		17,735	210,497
Haci Omer Sabanci Holding A/S		222,116	266,171
Koc Holding A/S		188,125	435,004
TAV Havalimanlari Holding A/S		46,980	111,521
Tupras Turkiye Petrol Rafinerileri A/S (a)		33,678	397,557
Turk Hava Yollari AO (a)		153,517	234,677
Turkcell Iletisim Hizmet A/S		277,656	590,014
Turkiye Garanti Bankasi A/S (a)		611,141	613,501
Turkiye Is Bankasi A/S Series C (a)		370,295	254,171
Yapi ve Kredi Bankasi A/S (a)		742,449	227,204

TOTAL TURKEY			6,178,205

United Arab Emirates - 0.1%
Abu Dhabi Commercial Bank PJSC (d)		722,610	987,573
Aldar Properties PJSC (a)		980,152	461,637
Dubai Islamic Bank Pakistan Ltd. (a)		463,466	475,686
Emaar Malls Group PJSC (a)		664,488	240,602
Emaar Properties PJSC (a)		884,121	618,595
Emirates NBD Bank PJSC		320,776	771,997
Emirates Telecommunications Corp.		452,744	2,051,008
National Bank of Abu Dhabi PJSC (a)		710,148	2,111,217

TOTAL UNITED ARAB EMIRATES			7,718,315

United Kingdom - 8.2%
3i Group PLC		252,300	2,937,999
Admiral Group PLC		50,076	1,573,188
Anglo American PLC (United Kingdom)		318,551	7,798,421
Antofagasta PLC		100,441	1,350,929
Ashtead Group PLC		116,792	3,722,646
Associated British Foods PLC		92,445	2,135,835
AstraZeneca PLC (United Kingdom)		340,432	37,610,821
Auto Trader Group PLC (c)		253,235	1,768,978
Aveva Group PLC		16,462	893,412
Aviva PLC		1,015,015	3,490,692
BAE Systems PLC		831,534	5,329,224
Barclays PLC		4,491,133	5,822,746
Barratt Developments PLC		266,607	1,781,936
Berkeley Group Holdings PLC		32,940	1,920,496
BHP Billiton PLC		547,796	11,845,227
BP PLC		4,501,989	16,303,990
BP PLC sponsored ADR		130,661	2,879,768
British American Tobacco PLC (United Kingdom)		595,090	19,666,728
British Land Co. PLC		224,304	1,070,403
BT Group PLC		2,306,020	2,975,716
Bunzl PLC		87,288	2,511,435
Burberry Group PLC		105,485	1,718,750
Coca-Cola European Partners PLC		53,600	2,206,712
Compass Group PLC		462,196	6,355,678
Croda International PLC		33,402	2,505,340
Diageo PLC		605,461	22,154,215
Direct Line Insurance Group PLC		348,977	1,353,987
Evraz PLC		129,867	490,438
GlaxoSmithKline PLC		1,301,633	25,928,939
Halma PLC		98,229	2,800,511
Hargreaves Lansdown PLC		86,864	1,988,700
Hikma Pharmaceuticals PLC		45,862	1,290,717
HSBC Holdings PLC (United Kingdom)		5,268,314	23,722,288
Imperial Brands PLC		245,813	4,105,775
Informa PLC		390,964	1,853,791
InterContinental Hotel Group PLC		44,986	2,072,106
Intertek Group PLC		41,813	2,943,552
ITV PLC		962,939	714,444
J Sainsbury PLC		450,280	1,103,093
John David Group PLC		111,545	884,251
Johnson Matthey PLC		50,968	1,493,796
Kingfisher PLC		542,317	1,717,231
Land Securities Group PLC		186,283	1,406,007
Legal & General Group PLC		1,546,841	4,333,104
Lloyds Banking Group PLC		18,227,424	6,210,281
London Stock Exchange Group PLC		81,519	9,004,502
M&G PLC		663,435	1,394,709
Melrose Industries PLC		1,247,317	1,392,072
Mondi PLC		95,342	1,701,061
Mondi PLC		31,904	574,314
National Grid PLC		908,837	10,711,767
Next PLC		34,613	2,469,309
NMC Health PLC		30,958	9,272
Ocado Group PLC (a)		119,844	3,220,660
Pearson PLC		200,981	1,380,981
Persimmon PLC		82,704	2,600,394
Prudential PLC		674,363	9,637,163
Reckitt Benckiser Group PLC		183,945	18,444,097
RELX PLC (London Stock Exchange)		500,997	10,591,252
Rentokil Initial PLC		477,989	3,342,423
Rio Tinto PLC		290,892	17,707,246
Rolls-Royce Holdings PLC		505,994	1,517,910
Royal Bank of Scotland Group PLC		1,261,702	1,750,662
Royal Dutch Shell PLC:
Class A (United Kingdom)		1,071,999	15,667,888
Class B (United Kingdom)		961,295	13,493,180
RSA Insurance Group PLC		264,989	1,488,422
Sage Group PLC		283,371	2,705,583
Schroders PLC		31,577	1,225,562
Scottish & Southern Energy PLC		266,377	4,518,382
Segro PLC		304,027	3,857,138
Severn Trent PLC		61,908	1,985,421
Smith & Nephew PLC		226,697	4,474,427
Smiths Group PLC		103,521	1,836,147
Spirax-Sarco Engineering PLC		19,062	2,572,567
St. James's Place Capital PLC		140,042	1,727,194
Standard Chartered PLC (United Kingdom)		704,145	3,556,018
Standard Life PLC		607,362	1,990,772
Taylor Wimpey PLC		952,668	1,475,875
Tesco PLC		2,540,670	7,170,645
Unilever PLC		302,921	18,037,437
United Utilities Group PLC		177,490	2,091,010
Vodafone Group PLC		5,846,632	8,786,611
Vodafone Group PLC sponsored ADR		110,930	1,686,136
Whitbread PLC		52,167	1,488,648
WM Morrison Supermarkets PLC		612,671	1,498,511

TOTAL UNITED KINGDOM			457,527,664

United States of America - 0.1%
NICE Systems Ltd. sponsored ADR (a)(b)		3,444	706,847
Southern Copper Corp.		21,790	952,441
Yum China Holdings, Inc. (b)		92,594	4,744,517

TOTAL UNITED STATES OF AMERICA			6,403,805

TOTAL COMMON STOCKS
(Cost $5,386,152,544)			5,404,697,769

Nonconvertible Preferred Stocks - 1.1%
Brazil - 0.5%
Banco Bradesco SA (PN)		1,158,408	4,983,116
Braskem SA (PN-A)		45,700	199,741
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)		20,407	150,415
Companhia Energetica de Minas Gerais (CEMIG) (PN)		246,407	566,828
Companhia Paranaense de Energia-Copel (PN-B)		26,600	338,482
Gerdau SA		280,100	936,969
Itau Unibanco Holding SA		1,256,421	6,476,533
Itausa-Investimentos Itau SA (PN)		1,147,898	2,347,926
Lojas Americanas SA (PN)		238,032	1,555,988
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)		1,235,700	5,258,751
Telefonica Brasil SA		113,600	1,146,551

TOTAL BRAZIL			23,961,300

Chile - 0.0%
Embotelladora Andina SA Class B		92,928	233,222
Sociedad Quimica y Minera de Chile SA (PN-B)		29,072	885,147

TOTAL CHILE			1,118,369

Colombia - 0.0%
Bancolombia SA (PN)		115,139	817,354
France - 0.0%
Air Liquide SA (a)		7,782	1,279,985
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)		18,628	955,831
Fuchs Petrolub AG		17,864	780,692
Henkel AG & Co. KGaA		47,240	4,640,906
Porsche Automobil Holding SE (Germany)		40,026	2,265,590
Sartorius AG (non-vtg.)		9,225	3,535,988
Volkswagen AG		48,555	7,149,420

TOTAL GERMANY			19,328,427

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)		1,712,764	683,546
Korea (South) - 0.2%
AMOREPACIFIC Corp.		3,178	163,436
Hyundai Motor Co.		4,075	235,124
Hyundai Motor Co. Series 2		12,473	721,766
LG Chemical Ltd.		2,243	498,920
LG Household & Health Care Ltd.		260	155,236
Samsung Electronics Co. Ltd.		216,865	8,976,651

TOTAL KOREA (SOUTH)			10,751,133

Russia - 0.0%
Surgutneftegas OJSC		1,772,033	894,310
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $65,988,724)			58,834,424
		Principal Amount	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $13,959)	INR	69,696	12,922

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.13% 11/5/20 (Cost $1,909,315)(f)		1,910,000	1,909,525
		Shares	Value

Money Market Funds - 2.0%
Fidelity Cash Central Fund 0.14% (g)		90,309,360	90,336,453
Fidelity Securities Lending Cash Central Fund 0.13% (g)(h)		23,537,450	23,539,804
TOTAL MONEY MARKET FUNDS
(Cost $113,866,838)			113,876,257
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $5,567,931,380)			5,579,330,897
NET OTHER ASSETS (LIABILITIES) - 0.3%(i)			14,300,283
NET ASSETS - 100%			$5,593,631,180

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	917	Sept. 2020	$83,153,560	$1,839,711	$1,839,711
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	721	Sept. 2020	38,548,265	3,229,520	3,229,520
TME S&P/TSX 60 Index Contracts (Canada)	59	Sept. 2020	8,504,774	467,792	467,792
TOTAL FUTURES CONTRACTS					$5,537,023

The notional amount of futures purchased as a percentage of Net Assets is 2.4%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $102,976,012 or 1.8% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,909,525.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

 (i) Includes $11,681,052 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$722,879
Fidelity Securities Lending Cash Central Fund	570,566
Total	$1,293,445

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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